Schedule of Investments(a)
July 31, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–37.95%
Advertising–0.03%
Omnicom Group, Inc.,
2.45%, 04/30/2030	$100,000	$90,553
2.60%, 08/01/2031	850,000	752,042
		842,595
Aerospace & Defense–0.59%
BAE Systems PLC (United Kingdom),
5.00%, 03/26/2027(b)	1,169,000	1,179,220
5.13%, 03/26/2029(b)	1,197,000	1,224,896
5.50%, 03/26/2054(b)	682,000	670,981
Boeing Co. (The),
6.26%, 05/01/2027	362,000	371,398
6.30%, 05/01/2029	259,000	273,552
6.39%, 05/01/2031	52,000	55,970
6.53%, 05/01/2034	729,000	793,744
5.81%, 05/01/2050	227,000	219,305
General Dynamics Corp., 4.95%, 08/15/2035	1,037,000	1,039,826
Hexcel Corp., 5.88%, 02/26/2035	135,000	138,043
Howmet Aerospace, Inc., 4.85%, 10/15/2031	166,000	168,091
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	345,000	352,788
5.75%, 01/15/2035	683,000	702,446
L3Harris Technologies, Inc., 5.40%, 07/31/2033	42,000	43,125
Lockheed Martin Corp.,
4.15%, 08/15/2028	2,874,000	2,867,332
4.50%, 02/15/2029	328,000	330,223
4.40%, 08/15/2030	1,894,000	1,888,395
4.75%, 02/15/2034	82,000	81,299
4.80%, 08/15/2034	376,000	373,905
5.00%, 08/15/2035	4,647,000	4,648,867
5.90%, 11/15/2063	20,000	20,448
5.20%, 02/15/2064	100,000	91,079
Northrop Grumman Corp., 4.95%, 03/15/2053	24,000	21,486
RTX Corp.,
5.75%, 01/15/2029	162,000	168,991
6.00%, 03/15/2031	94,000	100,598
5.15%, 02/27/2033	102,000	104,181
6.40%, 03/15/2054	62,000	67,572
		17,997,761
Agricultural & Farm Machinery–0.51%
AGCO Corp.,
5.45%, 03/21/2027	241,000	242,963
5.80%, 03/21/2034	264,000	269,194
CNH Industrial Capital LLC, 4.75%, 03/21/2028	708,000	711,725
Imperial Brands Finance PLC (United Kingdom),
4.50%, 06/30/2028(b)	4,182,000	4,174,622
5.63%, 07/01/2035(b)	2,680,000	2,684,038
6.38%, 07/01/2055(b)	2,604,000	2,629,551
Principal Amount		Value
Agricultural & Farm Machinery–(continued)
John Deere Capital Corp.,
4.70%, 06/10/2030	$211,000	$213,861
4.38%, 10/15/2030	4,177,000	4,162,715
5.10%, 04/11/2034	440,000	447,580
		15,536,249
Agricultural Products & Services–0.00%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	110,000	104,603
Air Freight & Logistics–0.29%
GXO Logistics, Inc.,
6.25%, 05/06/2029	537,000	558,747
6.50%, 05/06/2034	486,000	510,278
United Parcel Service, Inc.,
4.65%, 10/15/2030	2,070,000	2,088,016
5.15%, 05/22/2034	339,000	346,039
5.25%, 05/14/2035	1,433,000	1,457,162
5.50%, 05/22/2054	518,000	497,492
5.95%, 05/14/2055	1,234,000	1,256,549
5.60%, 05/22/2064	240,000	228,623
6.05%, 05/14/2065	1,720,000	1,752,766
		8,695,672
Application Software–0.11%
Autodesk, Inc., 5.30%, 06/15/2035	1,145,000	1,160,614
Cadence Design Systems, Inc., 4.70%, 09/10/2034	245,000	241,353
Intuit, Inc., 5.20%, 09/15/2033	181,000	186,707
Roper Technologies, Inc.,
4.50%, 10/15/2029	335,000	334,120
4.75%, 02/15/2032	212,000	211,184
4.90%, 10/15/2034	480,000	471,551
Salesforce, Inc., 1.50%, 07/15/2028	440,000	409,149
Synopsys, Inc., 5.70%, 04/01/2055	323,000	318,757
		3,333,435
Asset Management & Custody Banks–0.97%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	1,118,000	1,127,455
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	267,000	277,966
5.15%, 05/15/2033	116,000	118,476
5.20%, 04/15/2035	1,652,000	1,656,712
Apollo Debt Solutions BDC, 5.88%, 08/30/2030(b)	2,191,000	2,194,366
Ares Capital Corp., 5.50%, 09/01/2030	3,307,000	3,302,735
Ares Management Corp., 5.60%, 10/11/2054	400,000	377,195
Ares Strategic Income Fund,
5.70%, 03/15/2028	1,588,000	1,596,938
5.45%, 09/09/2028(b)	1,638,000	1,635,895
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
Bank of New York Mellon Corp. (The),
4.44%, 06/09/2028(c)	$2,371,000	$2,376,374
5.03% (SOFR + 0.68%), 06/09/2028(d)	4,266,000	4,287,095
4.89%, 07/21/2028(c)	805,000	814,160
4.98%, 03/14/2030(c)	90,000	91,910
5.06%, 07/22/2032(c)	477,000	486,534
5.19%, 03/14/2035(c)	63,000	63,836
5.32%, 06/06/2036(c)	1,463,000	1,491,530
BlackRock, Inc., 4.75%, 05/25/2033	133,000	133,439
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	2,121,000	2,029,712
5.88%, 11/15/2027	402,000	409,078
Blue Owl Credit Income Corp.,
3.13%, 09/23/2026	200,000	195,155
7.75%, 09/16/2027	100,000	104,554
Brookfield Asset Management Ltd. (Canada), 5.80%, 04/24/2035	1,960,000	2,005,779
Brookfield Finance, Inc. (Canada), 5.68%, 01/15/2035	110,000	113,015
Citadel L.P.,
6.00%, 01/23/2030(b)	196,000	202,107
6.38%, 01/23/2032(b)	354,000	367,566
Golub Capital Private Credit Fund,
5.45%, 08/15/2028(b)	1,326,000	1,321,346
5.80%, 09/12/2029	200,000	200,618
Northern Trust Corp.,
4.00%, 05/10/2027	200,000	199,333
3.65%, 08/03/2028	220,000	216,431
6.13%, 11/02/2032	26,000	28,047
State Street Corp., 4.99%, 03/18/2027	100,000	101,168
		29,526,525
Automobile Manufacturers–2.27%
American Honda Finance Corp.,
4.90%, 03/12/2027	110,000	110,751
4.70%, 01/12/2028	99,000	99,537
2.25%, 01/12/2029	440,000	408,981
4.60%, 04/17/2030	50,000	49,994
5.05%, 07/10/2031	110,000	111,748
4.90%, 01/10/2034	249,000	246,145
Daimler Truck Finance North America LLC (Germany),
5.60%, 08/08/2025(b)	802,000	802,132
5.15%, 01/16/2026(b)	884,000	886,101
5.00%, 01/15/2027(b)	917,000	923,817
5.38%, 01/18/2034(b)	675,000	678,738
5.63%, 01/13/2035(b)	1,828,000	1,862,708
Daimler Trucks Finance North America LLC (Germany), 5.13%, 01/19/2028(b)	788,000	798,582
Ford Motor Credit Co. LLC,
5.92%, 03/20/2028	1,486,000	1,498,332
6.80%, 11/07/2028	1,136,000	1,176,061
Honda Motor Co. Ltd. (Japan),
4.44%, 07/08/2028	13,284,000	13,265,979
4.69%, 07/08/2030	7,422,000	7,429,318
5.34%, 07/08/2035	4,714,000	4,715,603
Principal Amount		Value
Automobile Manufacturers–(continued)
Hyundai Capital America,
5.50%, 03/30/2026(b)	$94,000	$94,537
5.65%, 06/26/2026(b)	237,000	239,144
5.25%, 01/08/2027(b)	596,000	601,296
4.88%, 06/23/2027(b)	5,770,000	5,790,498
5.00%, 01/07/2028(b)	2,718,000	2,736,322
5.60%, 03/30/2028(b)	119,000	121,917
5.35%, 03/19/2029(b)	112,000	114,082
5.30%, 01/08/2030(b)	1,149,000	1,173,296
5.80%, 04/01/2030(b)	26,000	27,035
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	2,323,000	2,352,937
Mercedes-Benz Finance North America LLC (Germany),
4.80%, 01/11/2027(b)	1,230,000	1,235,608
5.10%, 08/03/2028(b)	920,000	937,767
4.85%, 01/11/2029(b)	838,000	846,006
5.00%, 01/11/2034(b)	410,000	407,627
5.13%, 08/01/2034(b)	1,137,000	1,132,825
PACCAR Financial Corp.,
4.95%, 10/03/2025	106,000	106,043
4.25%, 06/23/2027	7,410,000	7,422,281
4.60%, 01/10/2028	59,000	59,568
4.00%, 09/26/2029	1,076,000	1,067,504
Toyota Motor Credit Corp.,
5.40%, 11/20/2026	440,000	446,149
4.63%, 01/12/2028	55,000	55,490
4.55%, 08/09/2029	435,000	437,999
5.55%, 11/20/2030	110,000	115,412
Volkswagen Group of America Finance LLC (Germany),
5.40%, 03/20/2026(b)	1,310,000	1,314,087
4.90%, 08/14/2026(b)	1,045,000	1,045,470
5.30%, 03/22/2027(b)	1,125,000	1,134,062
5.25%, 03/22/2029(b)	1,098,000	1,110,243
4.95%, 08/15/2029(b)	1,125,000	1,127,133
5.60%, 03/22/2034(b)	730,000	732,945
		69,049,810
Automotive Parts & Equipment–0.03%
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	126,000	127,092
5.00%, 02/15/2029(b)	219,000	223,136
4.90%, 05/01/2033(b)	132,000	131,796
Magna International, Inc. (Canada), 5.88%, 06/01/2035	565,000	581,939
		1,063,963
Automotive Retail–0.03%
AutoZone, Inc.,
5.05%, 07/15/2026	102,000	102,565
5.20%, 08/01/2033	103,000	104,185
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	682,000	676,178
		882,928
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Biotechnology–0.12%
AbbVie, Inc.,
4.80%, 03/15/2027	$1,283,000	$1,291,792
4.65%, 03/15/2028	100,000	100,940
4.80%, 03/15/2029	760,000	772,259
4.95%, 03/15/2031	300,000	306,219
5.05%, 03/15/2034	451,000	456,885
5.40%, 03/15/2054	263,000	253,635
5.50%, 03/15/2064	298,000	287,119
Amgen, Inc.,
5.15%, 03/02/2028	112,000	114,076
5.25%, 03/02/2030	41,000	42,134
Gilead Sciences, Inc.,
5.25%, 10/15/2033	77,000	79,378
5.55%, 10/15/2053	55,000	54,051
		3,758,488
Brewers–0.00%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.00%, 06/15/2034	110,000	111,622
Broadcasting–0.02%
Paramount Global,
5.85%, 09/01/2043	356,000	316,239
4.95%, 05/19/2050	356,000	274,968
		591,207
Broadline Retail–0.08%
Alibaba Group Holding Ltd. (China),
4.00%, 12/06/2037	400,000	357,266
4.20%, 12/06/2047	400,000	327,661
Macy’s Retail Holdings LLC, 7.38%, 08/01/2033(b)	1,825,000	1,834,233
		2,519,160
Building Products–0.20%
Amrize Finance US LLC,
4.60%, 04/07/2027(b)	1,125,000	1,125,762
4.70%, 04/07/2028(b)	1,593,000	1,601,502
4.95%, 04/07/2030(b)	772,000	780,018
5.40%, 04/07/2035(b)	1,873,000	1,890,833
Carrier Global Corp., 5.90%, 03/15/2034	62,000	65,680
Owens Corning, 5.95%, 06/15/2054	700,000	705,647
		6,169,442
Cable & Satellite–0.15%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
3.75%, 02/15/2028	440,000	430,225
2.30%, 02/01/2032	200,000	167,845
6.65%, 02/01/2034	229,000	242,849
Comcast Corp.,
5.50%, 11/15/2032	50,000	52,193
4.80%, 05/15/2033	300,000	297,964
6.05%, 05/15/2055	3,349,000	3,393,307
Cox Communications, Inc., 5.70%, 06/15/2033(b)	43,000	43,304
		4,627,687
Principal Amount		Value
Cargo Ground Transportation–0.11%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	$48,000	$48,347
5.35%, 01/12/2027(b)	55,000	55,477
5.70%, 02/01/2028(b)	62,000	63,540
5.55%, 05/01/2028(b)	99,000	101,370
6.05%, 08/01/2028(b)	105,000	109,095
5.25%, 02/01/2030(b)	2,102,000	2,145,251
Ryder System, Inc., 4.90%, 12/01/2029	691,000	699,519
		3,222,599
Casinos & Gaming–0.02%
Las Vegas Sands Corp., 3.50%, 08/18/2026	110,000	108,400
Sands China Ltd. (Macau), 5.40%, 08/08/2028	400,000	405,285
		513,685
Commercial & Residential Mortgage Finance–0.22%
Aviation Capital Group LLC,
6.75%, 10/25/2028(b)	229,000	242,683
4.80%, 10/24/2030(b)	5,289,000	5,238,536
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(c)	831,000	848,958
Radian Group, Inc., 6.20%, 05/15/2029	319,000	331,461
		6,661,638
Computer & Electronics Retail–0.01%
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	310,000	308,364
Leidos, Inc., 5.75%, 03/15/2033	64,000	66,444
		374,808
Construction Machinery & Heavy Transportation Equipment– 0.63%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	450,000	450,092
Caterpillar, Inc.,
2.60%, 09/19/2029	500,000	468,839
5.20%, 05/15/2035	2,069,000	2,110,457
5.50%, 05/15/2055	358,000	353,876
Cummins, Inc.,
4.70%, 02/15/2031	4,694,000	4,716,832
5.30%, 05/09/2035	1,730,000	1,752,326
Komatsu Finance America, Inc., 5.50%, 10/06/2027(b)	1,038,000	1,059,415
Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	2,366,000	2,396,751
5.50%, 05/29/2035	5,663,000	5,776,009
		19,084,597
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Consumer Finance–1.09%
American Express Co.,
5.65%, 04/23/2027(c)	$718,000	$723,339
4.73%, 04/25/2029(c)	1,561,000	1,574,960
5.62% (SOFR + 1.26%), 04/25/2029(d)	4,814,000	4,886,206
4.35%, 07/20/2029(c)	5,405,000	5,395,106
5.16% (SOFR + 0.81%), 07/20/2029(d)	8,053,000	8,065,794
5.53%, 04/25/2030(c)	646,000	670,162
5.02%, 04/25/2031(c)	3,454,000	3,516,597
4.99%, 05/26/2033(c)	220,000	220,069
4.92%, 07/20/2033(c)	3,679,000	3,691,933
5.44%, 01/30/2036(c)	939,000	957,863
5.67%, 04/25/2036(c)	1,851,000	1,921,240
General Motors Financial Co., Inc., 5.40%, 04/06/2026	35,000	35,168
Synchrony Financial,
5.02%, 07/29/2029(c)	588,000	587,761
6.00%, 07/29/2036(c)	860,000	862,968
		33,109,166
Consumer Staples Merchandise Retail–0.12%
Dollar General Corp., 5.50%, 11/01/2052	32,000	29,587
Target Corp., 4.50%, 09/15/2032	55,000	54,623
Walmart, Inc.,
3.25%, 07/08/2029	880,000	853,930
4.90%, 04/28/2035	2,662,000	2,681,301
4.50%, 04/15/2053	132,000	114,787
		3,734,228
Distillers & Vintners–0.03%
Brown-Forman Corp., 4.75%, 04/15/2033	30,000	29,995
Constellation Brands, Inc.,
4.80%, 05/01/2030	512,000	514,978
4.90%, 05/01/2033	29,000	28,757
Diageo Capital PLC (United Kingdom), 5.50%, 01/24/2033	200,000	208,634
		782,364
Distributors–0.06%
Genuine Parts Co.,
6.50%, 11/01/2028	126,000	133,328
4.95%, 08/15/2029	1,289,000	1,305,439
6.88%, 11/01/2033	225,000	250,470
		1,689,237
Diversified Banks–8.63%
Australia and New Zealand Banking Group Ltd. (Australia), 5.20%, 09/30/2035(b)(c)	2,491,000	2,448,825
Banco Santander S.A. (Spain),
3.80%, 02/23/2028	200,000	196,504
5.55%, 03/14/2028(c)	1,000,000	1,014,638
4.18%, 03/24/2028(c)	400,000	397,307
Principal Amount		Value
Diversified Banks–(continued)
Bank of America Corp.,
3.82%, 01/20/2028(c)	$400,000	$395,818
4.95%, 07/22/2028(c)	22,000	22,200
5.19% (SOFR + 0.83%), 01/24/2029(d)	976,000	977,764
5.20%, 04/25/2029(c)	137,000	139,574
4.62%, 05/09/2029(c)	1,977,000	1,985,708
5.82%, 09/15/2029(c)	202,000	209,891
5.16%, 01/24/2031(c)	535,000	547,472
5.37% (SOFR + 1.01%), 01/24/2031(d)	867,000	867,068
5.43%, 08/15/2035(c)	842,000	843,877
5.52%, 10/25/2035(c)	200,000	200,284
5.51%, 01/24/2036(c)	2,114,000	2,167,060
5.46%, 05/09/2036(c)	2,446,000	2,503,873
2.48%, 09/21/2036(c)	220,000	187,363
3.85%, 03/08/2037(c)	220,000	201,717
6.25%(c)(e)	6,455,000	6,448,932
Bank of Montreal (Canada), 5.30%, 06/05/2026	64,000	64,438
Bank of New York Mellon (The),
4.59%, 04/20/2027(c)	1,711,000	1,713,331
5.06% (SOFR + 0.71%), 04/20/2027(d)	1,990,000	1,994,974
4.73%, 04/20/2029(c)	1,306,000	1,320,061
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(c)	809,000	825,619
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(c)	908,000	966,677
8.00%, 01/27/2084(c)	849,000	907,168
Banque Federative du Credit Mutuel (France), 4.59%, 10/16/2028(b)	7,051,000	7,071,146
Barclays PLC (United Kingdom),
5.83%, 05/09/2027(c)	200,000	201,641
6.50%, 09/13/2027(c)	400,000	407,938
5.37%, 02/25/2031(c)	866,000	884,981
7.44%, 11/02/2033(c)	200,000	227,368
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(c)	1,410,000	1,415,539
5.80% (SOFR + 1.43%), 05/09/2029(b)(d)	4,194,000	4,242,961
5.09%, 05/09/2031(b)(c)	4,173,000	4,215,135
7.45%(b)(c)(e)	2,657,000	2,713,461
BPCE S.A. (France),
6.29%, 01/14/2036(b)(c)	1,174,000	1,235,141
6.92%, 01/14/2046(b)(c)	1,007,000	1,053,893
CaixaBank S.A. (Spain), 4.89%, 07/03/2031(b)(c)	2,309,000	2,315,044
Citibank N.A., 4.93%, 08/06/2026	1,200,000	1,205,847
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc.,
5.49% (SOFR + 1.14%), 05/07/2028(d)	$3,747,000	$3,774,953
5.17%, 02/13/2030(c)	202,000	205,716
4.54%, 09/19/2030(c)	1,366,000	1,360,797
4.41%, 03/31/2031(c)	300,000	296,573
4.95%, 05/07/2031(c)	4,109,000	4,149,213
5.81% (SOFR + 1.46%), 05/07/2031(d)	4,007,000	4,052,033
6.17%, 05/25/2034(c)	182,000	190,393
5.83%, 02/13/2035(c)	486,000	494,417
5.41%, 09/19/2039(c)	982,000	961,860
5.61%, 03/04/2056(c)	2,242,000	2,189,144
Series GG, 6.88%(c)(e)	8,424,000	8,516,664
Series W, 4.00%(c)(e)	1,817,000	1,809,412
Comerica, Inc., 5.98%, 01/30/2030(c)	85,000	87,419
Cooperatieve Rabobank U.A. (Netherlands),
4.33%, 08/28/2026	2,787,000	2,787,968
5.25%, 05/24/2041	400,000	392,238
Credit Agricole S.A. (France), 5.22%, 05/27/2031(b)(c)	2,610,000	2,653,993
Fifth Third Bancorp,
1.71%, 11/01/2027(c)	39,000	37,653
6.34%, 07/27/2029(c)	19,000	19,972
4.77%, 07/28/2030(c)	63,000	63,273
4.90%, 09/06/2030(c)	300,000	302,697
5.63%, 01/29/2032(c)	63,000	65,279
Goldman Sachs Bank USA, 5.28%, 03/18/2027(c)	1,729,000	1,735,464
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(c)	1,173,000	1,187,681
5.60%, 05/17/2028(c)	951,000	967,216
5.21%, 08/11/2028(c)	630,000	637,653
5.38% (SOFR + 1.04%), 11/19/2028(d)	2,229,000	2,230,192
5.55%, 03/04/2030(c)	200,000	205,777
5.29%, 11/19/2030(c)	1,459,000	1,490,067
5.63% (SOFR + 1.29%), 11/19/2030(d)	2,428,000	2,428,535
5.13%, 03/03/2031(c)	1,190,000	1,206,922
5.24%, 05/13/2031(c)	2,936,000	2,990,511
5.91% (SOFR + 1.57%), 05/13/2031(d)	4,576,000	4,647,841
2.36%, 08/18/2031(c)	300,000	267,038
7.40%, 11/13/2034(c)	625,000	698,821
5.72%, 03/04/2035(c)	220,000	229,002
5.79%, 05/13/2036(c)	2,672,000	2,755,985
6.33%, 03/09/2044(c)	1,041,000	1,112,095
6.88%(c)(e)	920,000	950,499
HSBC USA, Inc., 4.65%, 06/03/2028	2,721,000	2,734,977
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)	991,000	1,015,794
Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
4.25%, 10/01/2027	$110,000	$110,087
3.63%, 12/01/2027	110,000	108,298
5.57%, 04/22/2028(c)	513,000	522,204
4.85%, 07/25/2028(c)	32,000	32,264
4.92%, 01/24/2029(c)	478,000	483,276
5.15% (SOFR + 0.80%), 01/24/2029(d)	1,531,000	1,534,130
5.30%, 07/24/2029(c)	136,000	139,279
6.09%, 10/23/2029(c)	185,000	193,824
5.01%, 01/23/2030(c)	113,000	114,930
5.58%, 04/22/2030(c)	410,000	425,103
5.00%, 07/22/2030(c)	805,000	818,818
4.60%, 10/22/2030(c)	1,356,000	1,359,361
5.14%, 01/24/2031(c)	1,106,000	1,130,585
5.10%, 04/22/2031(c)	1,859,000	1,901,601
2.55%, 11/08/2032(c)	220,000	193,472
4.59%, 04/26/2033(c)	19,000	18,780
5.72%, 09/14/2033(c)	57,000	59,417
5.34%, 01/23/2035(c)	91,000	93,072
5.50%, 01/24/2036(c)	983,000	1,008,889
5.57%, 04/22/2036(c)	1,376,000	1,421,500
5.58%, 07/23/2036(c)	2,866,000	2,910,294
5.53%, 11/29/2045(c)	1,403,000	1,404,387
Series NN, 6.88%(c)(e)	292,000	305,921
KeyBank N.A.,
4.15%, 08/08/2025	629,000	628,856
5.85%, 11/15/2027	936,000	962,197
Lloyds Banking Group PLC (United Kingdom), 4.98%, 08/11/2033(c)	200,000	199,024
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)	699,000	705,778
5.26%, 04/17/2030(c)	1,041,000	1,065,758
5.16%, 04/24/2031(c)	1,846,000	1,885,682
5.83% (SOFR + 1.48%), 04/24/2031(d)	1,390,000	1,413,491
5.41%, 04/19/2034(c)	716,000	738,706
5.43%, 04/17/2035(c)	818,000	834,861
5.57%, 01/16/2036(c)	1,269,000	1,306,716
5.62%, 04/24/2036(c)	3,034,000	3,135,216
8.20%(c)(e)	4,274,000	4,650,163
Mizuho Financial Group, Inc. (Japan),
4.02%, 03/05/2028	400,000	397,396
5.78%, 07/06/2029(c)	781,000	807,713
5.38%, 05/26/2030(c)	400,000	409,696
5.38%, 07/10/2030(c)	1,000,000	1,027,031
4.71%, 07/08/2031(c)	3,775,000	3,768,750
5.61% (SOFR + 1.25%), 07/08/2031(d)	3,869,000	3,895,254
5.59%, 07/10/2035(c)	688,000	708,820
5.32%, 07/08/2036(c)	5,648,000	5,679,724
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Morgan Stanley Bank N.A.,
4.75%, 04/21/2026	$840,000	$841,842
5.88%, 10/30/2026	1,140,000	1,160,985
4.45%, 10/15/2027(c)	2,241,000	2,238,409
4.95%, 01/14/2028(c)	1,100,000	1,106,660
5.02%, 01/12/2029(c)	1,100,000	1,113,835
5.25% (SOFR + 0.90%), 01/12/2029(d)	1,631,000	1,636,276
Morgan Stanley Private Bank, N.A.,
4.47%, 07/06/2028(c)	3,145,000	3,142,634
5.12% (SOFR + 0.77%), 07/06/2028(d)	7,955,000	7,970,364
4.73%, 07/18/2031(c)	2,796,000	2,809,244
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(c)	2,154,000	2,209,247
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	1,087,000	1,106,336
5.00%, 05/30/2028(b)	928,000	944,838
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	963,000	974,427
PNC Bank N.A., 4.78%, 01/15/2027(c)	2,634,000	2,635,319
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(c)	247,000	252,885
5.58%, 06/12/2029(c)	150,000	154,692
4.90%, 05/13/2031(c)	3,792,000	3,835,009
5.07%, 01/24/2034(c)	110,000	110,374
5.37%, 07/21/2036(c)	2,733,000	2,762,379
Royal Bank of Canada (Canada),
4.95%, 02/01/2029	85,000	86,835
5.00%, 02/01/2033	66,000	67,121
7.50%, 05/02/2084(c)	994,000	1,036,142
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(c)	788,000	798,534
6.75%, 02/08/2028(b)(c)	783,000	806,072
7.02%, 02/08/2030(b)(c)	785,000	844,962
5.01%, 10/15/2030(b)(c)	956,000	967,123
5.24%, 05/13/2031(b)(c)	2,151,000	2,185,235
6.02% (SOFR + 1.68%), 05/13/2031(b)(d)	2,167,000	2,203,446
2.68%, 06/29/2032(b)(c)	1,468,000	1,292,264
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	757,000	762,061
5.65%, 09/14/2026(b)	850,000	860,677
5.20%, 03/07/2027(b)	934,000	945,581
5.55%, 09/14/2028(b)	1,038,000	1,073,447
5.20%, 03/07/2029(b)	1,295,000	1,326,112
5.35%, 03/07/2034(b)	1,023,000	1,045,961
Toronto-Dominion Bank (The) (Canada),
4.78%, 12/17/2029	1,909,000	1,928,846
2.45%, 01/12/2032	200,000	174,855
8.13%, 10/31/2082(c)	901,000	951,986
7.25%, 07/31/2084(c)	1,002,000	1,041,390
Principal Amount		Value
Diversified Banks–(continued)
Truist Bank,
4.42%, 07/24/2028(c)	$6,097,000	$6,089,170
5.12% (SOFR + 0.77%), 07/24/2028(d)	7,848,000	7,864,605
2.25%, 03/11/2030	250,000	224,891
U.S. Bancorp,
5.78%, 06/12/2029(c)	110,000	113,909
4.97%, 07/22/2033(c)	110,000	108,505
UBS AG (Switzerland), 5.65%, 09/11/2028	751,000	779,867
Wells Fargo & Co.,
5.13% (SOFR + 0.78%), 01/24/2028(d)	1,714,000	1,717,135
5.71%, 04/22/2028(c)	339,000	345,698
4.15%, 01/24/2029	330,000	327,183
5.72% (SOFR + 1.37%), 04/23/2029(d)	2,034,000	2,063,608
5.57%, 07/25/2029(c)	91,000	93,715
6.30%, 10/23/2029(c)	127,000	133,670
5.20%, 01/23/2030(c)	150,000	153,222
5.15%, 04/23/2031(c)	3,330,000	3,398,884
5.39%, 04/24/2034(c)	55,000	56,293
5.56%, 07/25/2034(c)	211,000	217,818
5.50%, 01/23/2035(c)	190,000	194,785
5.61%, 04/23/2036(c)	3,576,000	3,684,491
3.07%, 04/30/2041(c)	200,000	150,916
4.61%, 04/25/2053(c)	24,000	20,497
7.63%(c)(e)	91,000	97,093
Series W, 4.90%, 01/24/2028(c)	760,000	764,139
Series BB, 3.90%(c)(e)	1,586,000	1,572,194
Westpac Banking Corp. (Australia),
5.18% (SOFR + 0.82%), 07/01/2030(d)	2,955,000	2,976,487
6.82%, 11/17/2033	354,000	389,722
5.62%, 11/20/2035(c)	787,000	794,075
		262,889,276
Diversified Capital Markets–0.45%
Deutsche Bank AG (Germany),
5.37%, 01/10/2029(c)	1,633,000	1,660,415
6.82%, 11/20/2029(c)	150,000	159,691
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(c)	626,000	628,659
4.75%, 05/12/2028(b)(c)	756,000	758,694
5.43%, 02/08/2030(b)(c)	749,000	768,098
6.60%(b)(c)(e)	3,599,000	3,599,000
7.00%(b)(c)(e)	2,649,000	2,649,000
7.13%(b)(c)(e)	1,381,000	1,402,175
9.25%(b)(c)(e)	792,000	930,365
9.25%(b)(c)(e)	998,000	1,097,831
		13,653,928
Diversified Financial Services–0.88%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
5.10%, 01/19/2029	547,000	555,696
6.50%, 01/31/2056(c)	1,609,000	1,632,675
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 09/15/2030(b)	2,076,000	2,073,162
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Financial Services–(continued)
Apollo Global Management, Inc., 6.38%, 11/15/2033	$196,000	$213,708
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	1,135,000	1,140,530
6.38%, 05/04/2028(b)	104,000	108,300
BlackRock Funding, Inc.,
4.70%, 03/14/2029	110,000	111,874
4.90%, 01/08/2035	233,000	234,688
5.35%, 01/08/2055	100,000	96,512
Citadel Finance LLC, 5.90%, 02/10/2030(b)	2,265,000	2,275,506
Citadel Securities Global Holdings LLC,
5.50%, 06/18/2030(b)	1,249,000	1,260,543
6.20%, 06/18/2035(b)	871,000	888,694
Corebridge Financial, Inc.,
6.05%, 09/15/2033	162,000	170,494
5.75%, 01/15/2034	256,000	265,827
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	6,000,000	5,832,350
LPL Holdings, Inc.,
5.70%, 05/20/2027	530,000	538,889
5.20%, 03/15/2030	1,661,000	1,681,963
5.15%, 06/15/2030	1,298,000	1,313,472
5.65%, 03/15/2035	1,722,000	1,728,937
5.75%, 06/15/2035	957,000	968,318
USAA Capital Corp., 4.38%, 06/01/2028(b)	3,852,000	3,862,330
		26,954,468
Diversified Metals & Mining–0.45%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	274,000	280,264
5.25%, 09/08/2030	183,000	189,217
5.25%, 09/08/2033	691,000	708,173
Glencore Funding LLC (Australia),
4.91%, 04/01/2028(b)	2,056,000	2,075,927
5.37%, 04/04/2029(b)	265,000	271,481
5.19%, 04/01/2030(b)	1,417,000	1,440,503
5.63%, 04/04/2034(b)	225,000	229,553
5.67%, 04/01/2035(b)	1,427,000	1,452,615
5.89%, 04/04/2054(b)	160,000	157,331
6.14%, 04/01/2055(b)	552,000	560,046
Rio Tinto Alcan, Inc. (Canada), 6.13%, 12/15/2033	400,000	432,612
Rio Tinto Finance (USA) PLC (Australia),
4.38%, 03/12/2027	993,000	996,144
4.50%, 03/14/2028	222,000	223,121
4.88%, 03/14/2030	1,305,000	1,325,274
5.00%, 03/14/2032	851,000	864,781
5.25%, 03/14/2035	1,053,000	1,069,270
5.75%, 03/14/2055	1,020,000	1,021,842
5.88%, 03/14/2065	500,000	503,454
		13,801,608
Diversified REITs–0.04%
ERP Operating L.P., 4.95%, 06/15/2032	1,034,000	1,043,140
Principal Amount		Value
Diversified REITs–(continued)
VICI Properties L.P.,
5.75%, 04/01/2034	$102,000	$104,425
6.13%, 04/01/2054	94,000	92,201
		1,239,766
Diversified Support Services–0.07%
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	156,000	163,919
5.04%, 03/25/2030(b)	1,888,000	1,905,133
		2,069,052
Electric Utilities–2.30%
AEP Transmission Co. LLC, 5.38%, 06/15/2035	573,000	582,748
Alabama Power Co.,
5.85%, 11/15/2033	71,000	75,375
5.10%, 04/02/2035	410,000	412,403
American Electric Power Co., Inc.,
5.75%, 11/01/2027	48,000	49,266
5.20%, 01/15/2029	193,000	197,278
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	1,208,000	1,239,398
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	1,540,000	1,556,770
6.19%, 06/01/2035(b)	2,296,000	2,363,668
CenterPoint Energy Houston Electric LLC,
4.80%, 03/15/2030	1,045,000	1,058,596
5.05%, 03/01/2035	355,000	353,333
Commonwealth Edison Co.,
3.70%, 08/15/2028	400,000	393,341
5.95%, 06/01/2055	899,000	932,958
Connecticut Light and Power Co. (The),
4.95%, 08/15/2034	126,000	125,679
5.25%, 01/15/2053	35,000	32,717
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	105,000	109,132
5.90%, 11/15/2053	123,000	125,393
Constellation Energy Generation LLC,
6.13%, 01/15/2034	72,000	77,479
6.50%, 10/01/2053	53,000	57,372
5.75%, 03/15/2054	210,000	206,288
DTE Electric Co.,
5.20%, 03/01/2034	165,000	168,685
5.85%, 05/15/2055	532,000	556,591
Duke Energy Carolinas LLC,
4.85%, 03/15/2030	706,000	718,905
5.25%, 03/15/2035	1,151,000	1,175,655
5.35%, 01/15/2053	55,000	52,444
Duke Energy Corp.,
4.85%, 01/05/2029	199,000	201,373
5.00%, 08/15/2052	29,000	25,326
Duke Energy Indiana LLC,
5.40%, 04/01/2053	52,000	49,474
5.90%, 05/15/2055	620,000	635,159
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)	627,000	644,741
6.38%, 01/13/2055(b)	3,666,000	3,711,720
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	$733,000	$735,906
Entergy Louisiana LLC,
5.15%, 09/15/2034	309,000	311,099
5.80%, 03/15/2055	548,000	547,131
Entergy Texas, Inc.,
5.25%, 04/15/2035	755,000	762,884
5.55%, 09/15/2054	259,000	247,347
Evergy Metro, Inc., 4.95%, 04/15/2033	72,000	72,260
Exelon Corp.,
5.15%, 03/15/2029	218,000	223,027
5.13%, 03/15/2031	2,079,000	2,122,478
5.45%, 03/15/2034	183,000	187,638
5.60%, 03/15/2053	156,000	148,960
5.88%, 03/15/2055	1,266,000	1,258,503
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	28,000	28,521
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	649,000	648,081
5.00%, 01/15/2035	357,000	353,194
Florida Power & Light Co.,
4.80%, 05/15/2033	51,000	50,958
5.80%, 03/15/2065	435,000	441,844
Georgia Power Co.,
4.65%, 05/16/2028	53,000	53,474
4.95%, 05/17/2033	64,000	64,329
MidAmerican Energy Co.,
5.35%, 01/15/2034	57,000	58,834
5.85%, 09/15/2054	65,000	66,468
5.30%, 02/01/2055	156,000	147,865
National Rural Utilities Cooperative Finance Corp.,
4.12%, 09/16/2027	1,838,000	1,832,372
4.85%, 02/07/2029	373,000	379,100
5.00%, 02/07/2031	350,000	357,801
5.80%, 01/15/2033	26,000	27,560
5.00%, 08/15/2034	1,196,000	1,198,757
7.13%, 09/15/2053(c)	835,000	875,649
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	71,000	71,271
4.69%, 09/01/2027	6,427,000	6,460,408
4.85%, 02/04/2028	337,000	340,643
4.90%, 03/15/2029	568,000	576,137
Niagara Mohawk Power Corp.,
4.65%, 10/03/2030(b)	3,525,000	3,502,244
5.29%, 01/17/2034(b)	155,000	155,588
Northern States Power Co.,
5.05%, 05/15/2035	1,618,000	1,627,931
5.65%, 05/15/2055	1,293,000	1,296,002
OGE Energy Corp., 5.45%, 05/15/2029	800,000	824,696
Oglethorpe Power Corp., 5.90%, 02/01/2055	438,000	431,599
Ohio Power Co., 5.65%, 06/01/2034	308,000	317,238
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	882,000	857,891
Principal Amount		Value
Electric Utilities–(continued)
Oncor Electric Delivery Co. LLC,
4.50%, 03/20/2027(b)	$2,068,000	$2,074,177
4.65%, 11/01/2029	1,232,000	1,243,664
4.15%, 06/01/2032	110,000	106,045
4.55%, 09/15/2032	110,000	108,559
5.65%, 11/15/2033	158,000	166,144
5.80%, 04/01/2055(b)	1,627,000	1,637,163
Pacific Gas and Electric Co.,
6.10%, 01/15/2029	110,000	113,800
5.55%, 05/15/2029	110,000	112,168
3.25%, 06/01/2031	440,000	397,790
4.40%, 03/01/2032	220,000	209,151
6.70%, 04/01/2053	110,000	112,899
PacifiCorp,
5.10%, 02/15/2029	231,000	234,978
5.30%, 02/15/2031	192,000	197,178
5.45%, 02/15/2034	217,000	218,903
5.80%, 01/15/2055	133,000	126,612
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	395,000	398,692
5.15%, 05/15/2030	970,000	989,375
PPL Capital Funding, Inc., 5.25%, 09/01/2034	171,000	172,530
PSEG Power LLC, 5.20%, 05/15/2030(b)	1,697,000	1,734,769
Public Service Co. of Colorado,
5.35%, 05/15/2034	200,000	202,959
5.25%, 04/01/2053	46,000	42,260
Public Service Co. of New Hampshire,
4.40%, 07/01/2028	4,549,000	4,561,659
5.35%, 10/01/2033	76,000	78,448
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	87,000	81,030
5.55%, 04/15/2054	312,000	299,750
Sierra Pacific Power Co., 5.90%, 03/15/2054	40,000	39,942
Southern California Edison Co.,
2.75%, 02/01/2032	110,000	95,411
3.65%, 02/01/2050	700,000	477,901
5.75%, 04/15/2054	110,000	101,135
Southern Co. (The),
5.15%, 10/06/2025	43,000	43,016
5.70%, 10/15/2032	29,000	30,434
4.85%, 03/15/2035	469,000	456,761
Southwestern Electric Power Co., 5.30%, 04/01/2033	68,000	68,609
Southwestern Public Service Co., 6.00%, 06/01/2054	200,000	201,291
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	885,000	897,198
Tucson Electric Power Co., 5.20%, 09/15/2034	200,000	200,849
Union Electric Co.,
5.20%, 04/01/2034	453,000	459,208
5.25%, 04/15/2035	1,025,000	1,040,611
5.13%, 03/15/2055	348,000	318,369
Virginia Electric & Power Co., 5.00%, 04/01/2033	62,000	62,498
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	$772,000	$773,908
6.95%, 10/15/2033(b)	122,000	134,225
6.00%, 04/15/2034(b)	218,000	226,454
5.70%, 12/30/2034(b)	769,000	783,546
Xcel Energy, Inc.,
4.75%, 03/21/2028	412,000	414,640
3.40%, 06/01/2030	110,000	104,326
		70,103,990
Electrical Components & Equipment–0.10%
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	1,592,000	1,593,986
5.25%, 04/30/2032(b)	1,510,000	1,515,416
		3,109,402
Electronic Components–0.22%
Amphenol Corp.,
4.38%, 06/12/2028	5,814,000	5,829,239
5.00%, 01/15/2035	581,000	583,882
5.38%, 11/15/2054	287,000	279,013
		6,692,134
Electronic Equipment & Instruments–0.05%
Keysight Technologies, Inc., 5.35%, 07/30/2030	1,565,000	1,610,122
Electronic Manufacturing Services–0.00%
Jabil, Inc., 3.00%, 01/15/2031	100,000	90,910
Environmental & Facilities Services–0.09%
Republic Services, Inc.,
4.88%, 04/01/2029	264,000	269,131
5.00%, 12/15/2033	173,000	175,774
5.00%, 04/01/2034	29,000	29,307
Rollins, Inc., 5.25%, 02/24/2035	586,000	585,772
Veralto Corp.,
5.50%, 09/18/2026	520,000	524,696
5.35%, 09/18/2028	165,000	169,281
Waste Management, Inc., 5.35%, 10/15/2054	1,066,000	1,031,627
		2,785,588
Financial Exchanges & Data–0.02%
Intercontinental Exchange, Inc.,
3.63%, 09/01/2028	110,000	107,740
5.25%, 06/15/2031	110,000	113,750
4.60%, 03/15/2033	22,000	21,845
4.95%, 06/15/2052	24,000	21,542
5.20%, 06/15/2062	50,000	46,500
Nasdaq, Inc.,
5.35%, 06/28/2028	45,000	46,223
5.55%, 02/15/2034	53,000	55,008
5.95%, 08/15/2053	19,000	19,324
6.10%, 06/28/2063	46,000	46,988
		478,920
Food Distributors–0.43%
Bunge Ltd. Finance Corp.,
4.55%, 08/04/2030	9,154,000	9,138,880
5.15%, 08/04/2035	3,193,000	3,186,344
Principal Amount		Value
Food Distributors–(continued)
Sysco Corp., 5.10%, 09/23/2030	$679,000	$693,648
		13,018,872
Food Retail–0.06%
Kroger Co. (The),
5.00%, 09/15/2034	874,000	865,006
5.65%, 09/15/2064	999,000	943,097
		1,808,103
Forest Products–0.11%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)	1,865,000	1,868,908
4.95%, 06/30/2032(b)	1,446,000	1,456,936
		3,325,844
Gas Utilities–0.44%
Atmos Energy Corp.,
5.90%, 11/15/2033	86,000	92,031
5.20%, 08/15/2035	4,024,000	4,054,820
6.20%, 11/15/2053	58,000	62,289
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	440,000	383,259
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	75,000	76,751
Snam S.p.A. (Italy),
5.00%, 05/28/2030(b)	2,245,000	2,258,825
5.75%, 05/28/2035(b)	2,369,000	2,430,123
6.50%, 05/28/2055(b)	2,199,000	2,286,034
Southern California Gas Co.,
2.95%, 04/15/2027	110,000	107,482
5.20%, 06/01/2033	110,000	111,615
5.75%, 06/01/2053	200,000	196,655
Southern Natural Gas Co., L.L.C., 5.45%, 08/01/2035(b)	1,171,000	1,173,610
Southwest Gas Corp., 5.45%, 03/23/2028	46,000	47,034
		13,280,528
Health Care Distributors–0.42%
Cardinal Health, Inc., 5.45%, 02/15/2034	136,000	139,230
Cencora, Inc., 5.13%, 02/15/2034	129,000	129,637
McKesson Corp.,
4.25%, 09/15/2029	430,000	428,418
4.65%, 05/30/2030	4,753,000	4,782,400
4.95%, 05/30/2032	2,860,000	2,884,744
5.10%, 07/15/2033	49,000	49,898
5.25%, 05/30/2035	4,426,000	4,478,965
		12,893,292
Health Care Equipment–0.27%
Becton, Dickinson and Co., 4.69%, 02/13/2028	40,000	40,325
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	2,959,000	2,974,961
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	649,000	655,886
5.40%, 03/20/2034	438,000	444,672
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Health Care Equipment–(continued)
Stryker Corp.,
4.55%, 02/10/2027	$1,090,000	$1,093,719
4.70%, 02/10/2028	429,000	433,076
3.65%, 03/07/2028	200,000	197,055
4.25%, 09/11/2029	993,000	988,052
4.85%, 02/10/2030	1,438,000	1,462,534
		8,290,280
Health Care Facilities–0.08%
Adventist Health System, 5.76%, 12/01/2034	205,000	205,058
Sutter Health, Series 2025, 5.54%, 08/15/2035	100,000	102,657
Universal Health Services, Inc.,
4.63%, 10/15/2029	874,000	862,017
5.05%, 10/15/2034	1,134,000	1,078,447
UPMC,
5.04%, 05/15/2033	204,000	204,369
5.38%, 05/15/2043	121,000	115,470
		2,568,018
Health Care REITs–0.11%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	77,000	75,869
5.63%, 05/15/2054	335,000	314,674
Healthpeak OP LLC, 5.38%, 02/15/2035	425,000	429,029
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	2,541,000	2,550,363
		3,369,935
Health Care Services–0.48%
CommonSpirit Health,
2.78%, 10/01/2030	200,000	182,549
5.21%, 12/01/2031	4,427,000	4,521,257
5.32%, 12/01/2034	726,000	730,142
5.55%, 12/01/2054	215,000	202,756
CVS Health Corp.,
3.63%, 04/01/2027	220,000	216,953
6.25%, 06/01/2027	110,000	113,351
4.30%, 03/25/2028	110,000	109,300
5.00%, 01/30/2029	202,000	204,746
5.13%, 02/21/2030	220,000	223,614
3.75%, 04/01/2030	110,000	105,424
5.25%, 01/30/2031	26,000	26,473
2.13%, 09/15/2031	440,000	375,484
6.00%, 06/01/2063	33,000	31,542
HCA, Inc.,
3.13%, 03/15/2027	110,000	107,575
5.00%, 03/01/2028	580,000	586,517
5.45%, 04/01/2031	110,000	113,097
5.45%, 09/15/2034	279,000	280,272
5.75%, 03/01/2035	1,027,000	1,052,336
5.90%, 06/01/2053	81,000	77,735
5.95%, 09/15/2054	440,000	424,717
6.20%, 03/01/2055	414,000	413,417
Icon Investments Six DAC,
5.81%, 05/08/2027	1,130,000	1,149,098
5.85%, 05/08/2029	1,029,000	1,067,411
6.00%, 05/08/2034	953,000	975,758
Principal Amount		Value
Health Care Services–(continued)
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	$1,187,000	$1,175,062
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	107,000	66,379
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	165,000	94,933
Quest Diagnostics, Inc., 6.40%, 11/30/2033	98,000	107,239
		14,735,137
Health Care Supplies–0.04%
Solventum Corp.,
5.45%, 02/25/2027	281,000	285,442
5.40%, 03/01/2029	539,000	554,663
5.60%, 03/23/2034	302,000	309,879
		1,149,984
Highways & Railtracks–0.15%
Burlington Northern Santa Fe LLC, 5.80%, 03/15/2056	4,400,000	4,477,272
Home Improvement Retail–0.01%
Home Depot, Inc. (The), 4.90%, 04/15/2029	265,000	271,128
Lowe’s Cos., Inc.,
5.80%, 09/15/2062	6,000	5,784
5.85%, 04/01/2063	143,000	138,222
		415,134
Homebuilding–0.11%
Toll Brothers Finance Corp., 5.60%, 06/15/2035	3,240,000	3,257,394
Hotel & Resort REITs–0.10%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 08/15/2032	2,489,000	2,504,408
5.75%, 07/15/2034	154,000	158,296
4.95%, 01/15/2035	414,000	401,710
		3,064,414
Hotels, Resorts & Cruise Lines–0.08%
Expedia Group, Inc., 5.40%, 02/15/2035	1,116,000	1,124,696
Marriott International, Inc.,
4.88%, 05/15/2029	122,000	123,493
4.80%, 03/15/2030	627,000	631,306
5.30%, 05/15/2034	126,000	127,105
5.35%, 03/15/2035	380,000	381,637
		2,388,237
Independent Power Producers & Energy Traders–0.13%
AES Corp. (The), 5.80%, 03/15/2032	3,438,000	3,492,811
NSTAR Electric Co., 3.20%, 05/15/2027	400,000	392,505
		3,885,316
Industrial Conglomerates–0.38%
3M Co.,
2.25%, 09/19/2026	500,000	487,796
5.15%, 03/15/2035	300,000	302,765
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Industrial Conglomerates–(continued)
Honeywell International, Inc.,
4.88%, 09/01/2029	$465,000	$475,143
4.95%, 09/01/2031	575,000	587,114
5.00%, 02/15/2033	7,000	7,098
5.00%, 03/01/2035	305,000	305,011
5.35%, 03/01/2064	487,000	458,920
Siemens Funding B.V. (Germany),
4.35%, 05/26/2028(b)	3,891,000	3,906,098
4.60%, 05/28/2030(b)	1,589,000	1,605,533
4.90%, 05/28/2032(b)	1,002,000	1,020,352
5.20%, 05/28/2035(b)	1,470,000	1,505,998
5.90%, 05/28/2065(b)	880,000	920,158
		11,581,986
Industrial Gases–0.21%
Air Products and Chemicals, Inc.,
4.30%, 06/11/2028	6,302,000	6,309,058
2.05%, 05/15/2030	200,000	179,886
		6,488,944
Industrial Machinery & Supplies & Components–0.08%
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	428,000	433,490
5.40%, 08/14/2028	31,000	31,803
Nordson Corp.,
5.60%, 09/15/2028	65,000	66,831
5.80%, 09/15/2033	91,000	96,223
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	86,000	87,929
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	1,554,000	1,575,080
		2,291,356
Industrial REITs–0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	94,000	99,240
Insurance Brokers–0.04%
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	234,000	236,201
5.00%, 02/15/2032	276,000	278,436
5.15%, 02/15/2035	351,000	349,152
6.75%, 02/15/2054	83,000	90,738
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	132,000	136,485
5.45%, 03/15/2053	35,000	33,738
5.70%, 09/15/2053	91,000	90,911
		1,215,661
Integrated Oil & Gas–0.10%
BP Capital Markets PLC, 6.13%(c)(e)	1,570,000	1,578,493
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	1,003,000	1,012,438
Occidental Petroleum Corp.,
5.00%, 08/01/2027	174,000	175,391
5.20%, 08/01/2029	193,000	193,621
6.45%, 09/15/2036	169,000	172,132
4.63%, 06/15/2045	83,000	63,079
		3,195,154
Principal Amount		Value
Integrated Telecommunication Services–0.63%
AT&T, Inc.,
5.40%, 02/15/2034	$78,000	$79,737
6.05%, 08/15/2056	3,571,000	3,622,950
British Telecommunications PLC (United Kingdom), 9.63%, 12/15/2030	200,000	244,516
Deutsche Telekom International Finance B.V. (Germany), 9.25%, 06/01/2032	100,000	124,105
NTT Finance Corp. (Japan),
4.88%, 07/16/2030(b)	1,196,000	1,203,170
5.66% (SOFR + 1.31%), 07/16/2030(b)(d)	2,471,000	2,516,260
5.50%, 07/16/2035(b)	1,935,000	1,965,723
TELUS Corp. (Canada),
6.63%, 10/15/2055(c)	2,995,000	3,034,175
7.00%, 10/15/2055(c)	2,953,000	2,997,050
T-Mobile USA, Inc.,
5.65%, 01/15/2053	65,000	62,633
6.00%, 06/15/2054	6,000	6,069
5.88%, 11/15/2055	917,000	915,041
Verizon Communications, Inc.,
2.36%, 03/15/2032	92,000	79,120
5.25%, 04/02/2035	2,398,000	2,408,538
		19,259,087
Interactive Media & Services–0.18%
Alphabet, Inc.,
5.25%, 05/15/2055	1,021,000	1,002,590
5.30%, 05/15/2065	1,081,000	1,050,585
Meta Platforms, Inc.,
4.55%, 08/15/2031	343,000	346,290
4.75%, 08/15/2034	956,000	952,747
5.40%, 08/15/2054	410,000	396,483
5.75%, 05/15/2063	100,000	100,580
5.55%, 08/15/2064	1,226,000	1,190,367
WarnerMedia Holdings, Inc., 4.28%, 03/15/2032	428,000	359,676
		5,399,318
Investment Banking & Brokerage–1.26%
Blue Owl Technology Finance Corp., 2.50%, 01/15/2027	300,000	288,393
Charles Schwab Corp. (The), Series K, 5.00%(c)(e)	58,000	57,734
Credit Suisse (USA) LLC (Switzerland), 7.13%, 07/15/2032	200,000	227,111
Goldman Sachs Group, Inc. (The),
5.64% (SOFR + 1.29%), 04/23/2028(d)	1,632,000	1,646,827
5.73%, 04/25/2030(c)	387,000	401,902
5.05%, 07/23/2030(c)	671,000	681,940
4.69%, 10/23/2030(c)	799,000	798,603
5.21%, 01/28/2031(c)	1,077,000	1,100,110
5.22%, 04/23/2031(c)	3,349,000	3,425,211
3.10%, 02/24/2033(c)	440,000	395,704
5.85%, 04/25/2035(c)	393,000	411,932
5.33%, 07/23/2035(c)	465,000	469,916
5.54%, 01/28/2036(c)	2,603,000	2,662,201
6.25%, 02/01/2041	200,000	213,988
2.91%, 07/21/2042(c)	100,000	71,487
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
5.73%, 01/28/2056(c)	$1,566,000	$1,573,699
Series W, 7.50%(c)(e)	6,872,000	7,275,757
Morgan Stanley,
5.12%, 02/01/2029(c)	30,000	30,445
4.99%, 04/12/2029(c)	832,000	842,422
5.16%, 04/20/2029(c)	154,000	156,506
5.45%, 07/20/2029(c)	59,000	60,572
6.41%, 11/01/2029(c)	156,000	164,681
5.17%, 01/16/2030(c)	147,000	149,989
4.43%, 01/23/2030(c)	400,000	398,858
5.04%, 07/19/2030(c)	478,000	486,380
4.65%, 10/18/2030(c)	1,180,000	1,182,625
5.19%, 04/17/2031(c)	2,453,000	2,506,355
5.25%, 04/21/2034(c)	181,000	183,991
5.42%, 07/21/2034(c)	92,000	94,255
5.47%, 01/18/2035(c)	134,000	137,320
5.83%, 04/19/2035(c)	337,000	353,383
5.32%, 07/19/2035(c)	644,000	652,355
5.59%, 01/18/2036(c)	1,524,000	1,564,737
5.66%, 04/17/2036(c)	1,683,000	1,736,464
5.95%, 01/19/2038(c)	28,000	28,896
5.94%, 02/07/2039(c)	400,000	413,157
Nomura Holdings, Inc. (Japan),
4.90%, 07/01/2030	3,018,000	3,023,514
5.49%, 06/29/2035	2,480,000	2,500,757
		38,370,177
IT Consulting & Other Services–0.28%
Dell, Inc., 6.50%, 04/15/2038	200,000	214,630
International Business Machines Corp.,
4.65%, 02/10/2028	1,960,000	1,975,775
3.50%, 05/15/2029	220,000	213,332
4.80%, 02/10/2030	2,651,000	2,688,864
5.20%, 02/10/2035	1,247,000	1,260,167
5.70%, 02/10/2055	2,301,000	2,269,578
		8,622,346
Leisure Products–0.02%
Brunswick Corp., 5.85%, 03/18/2029	179,000	184,045
Mattel, Inc., 5.45%, 11/01/2041	500,000	453,310
		637,355
Life & Health Insurance–2.94%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	1,084,000	1,067,317
AIA Group Ltd. (Hong Kong),
4.95%, 03/30/2035(b)	3,641,000	3,614,088
5.40%, 09/30/2054(b)	2,105,000	1,981,855
American National Global Funding, 5.55%, 01/28/2030(b)	559,000	569,195
American National Group, Inc.,
5.75%, 10/01/2029	110,000	112,297
6.00%, 07/15/2035	4,662,000	4,693,035
Athene Global Funding,
5.62%, 05/08/2026(b)	1,653,000	1,666,936
4.86%, 08/27/2026(b)	2,649,000	2,658,940
5.52%, 03/25/2027(b)	492,000	499,031
5.58%, 01/09/2029(b)	574,000	590,212
Principal Amount		Value
Life & Health Insurance–(continued)
Athene Holding Ltd.,
6.25%, 04/01/2054	$202,000	$199,613
6.63%, 10/15/2054(c)	150,000	148,012
6.63%, 05/19/2055	2,112,000	2,174,434
6.88%, 06/28/2055(c)	3,086,000	3,054,307
Belrose Funding Trust II, 6.79%, 05/15/2055(b)	3,303,000	3,383,125
Brighthouse Financial, Inc., 3.85%, 12/22/2051	300,000	184,274
Corebridge Global Funding,
5.66% (SOFR + 1.30%), 09/25/2026(b)(d)	2,262,000	2,277,949
4.65%, 08/20/2027(b)	1,189,000	1,194,664
5.90%, 09/19/2028(b)	149,000	154,734
5.20%, 01/12/2029(b)	299,000	304,500
5.20%, 06/24/2029(b)	539,000	549,716
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	9,383,000	9,174,115
Equitable America Global Funding,
4.65%, 06/09/2028(b)	4,457,000	4,471,179
4.95%, 06/09/2030(b)	9,303,000	9,384,722
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	62,000	64,910
GA Global Funding Trust,
4.40%, 09/23/2027(b)	1,822,000	1,816,107
5.50%, 01/08/2029(b)	855,000	875,391
High Street Funding Trust III, 5.81%, 02/15/2055(b)	714,000	692,337
Jackson National Life Global Funding, 4.70%, 06/05/2028(b)	6,612,000	6,627,470
Lincoln Financial Global Funding, 4.63%, 05/28/2028(b)	2,171,000	2,176,641
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(f)	9,203,000	8,310,309
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	2,698,000	2,701,175
MetLife, Inc., 5.25%, 01/15/2054	80,000	75,070
New York Life Global Funding, 4.55%, 01/28/2033(b)	90,000	88,490
Northwestern Mutual Global Funding,
5.07%, 03/25/2027(b)	563,000	569,544
4.35%, 09/15/2027(b)	79,000	79,248
4.71%, 01/10/2029(b)	1,066,000	1,077,829
Pacific Life Global Funding II,
5.41% (SOFR + 1.05%), 07/28/2026(b)(d)	1,154,000	1,162,240
4.90%, 01/11/2029(b)	1,495,000	1,516,803
4.50%, 08/28/2029(b)	2,165,000	2,170,737
Pricoa Global Funding I,
4.40%, 08/27/2027(b)	1,417,000	1,418,062
4.65%, 08/27/2031(b)	656,000	654,972
Prudential Financial, Inc., 5.20%, 03/14/2035	2,268,000	2,285,870
Symetra Life Insurance Co., 6.55%, 10/01/2055(b)	1,161,000	1,186,539
		89,657,994
Life Sciences Tools & Services–0.01%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033	220,000	224,886
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Managed Health Care–0.06%
Humana, Inc., 5.75%, 12/01/2028	$95,000	$98,382
UnitedHealth Group, Inc.,
5.15%, 10/15/2025	53,000	53,062
5.25%, 02/15/2028	54,000	55,203
5.30%, 02/15/2030	69,000	71,010
5.35%, 02/15/2033	71,000	72,703
4.50%, 04/15/2033	20,000	19,385
5.05%, 04/15/2053	37,000	32,509
5.63%, 07/15/2054	184,000	175,399
6.05%, 02/15/2063	700,000	698,380
5.50%, 04/15/2064	440,000	403,705
		1,679,738
Marine Transportation–0.00%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	91,000	96,408
Metal, Glass & Plastic Containers–0.07%
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	1,116,000	1,144,045
5.44%, 04/03/2034	1,056,000	1,078,202
		2,222,247
Movies & Entertainment–0.00%
Netflix, Inc., 5.40%, 08/15/2054	84,000	82,324
Multi-Family Residential REITs–0.07%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	191,000	195,962
Essex Portfolio L.P., 5.50%, 04/01/2034	158,000	161,697
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	677,000	652,881
Mid-America Apartments L.P.,
5.30%, 02/15/2032	750,000	772,047
4.95%, 03/01/2035	200,000	198,134
UDR, Inc.,
3.00%, 08/15/2031	110,000	99,965
5.13%, 09/01/2034	183,000	182,071
		2,262,757
Multi-line Insurance–0.11%
Allianz SE (Germany), 3.50%(b)(c)(e)	2,000,000	1,977,557
American International Group, Inc., 4.85%, 05/07/2030	722,000	732,099
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	730,000	743,254
		3,452,910
Multi-Utilities–0.33%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	2,489,000	2,451,865
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	299,000	300,631
Ameren Illinois Co., 4.95%, 06/01/2033	76,000	76,709
Black Hills Corp., 6.15%, 05/15/2034	182,000	191,968
CMS Energy Corp., 4.75%, 06/01/2050(c)	110,000	106,113
Principal Amount		Value
Multi-Utilities–(continued)
Dominion Energy, Inc., 5.38%, 11/15/2032	$96,000	$98,430
DTE Energy Co.,
4.95%, 07/01/2027	290,000	292,703
5.85%, 06/01/2034	138,000	144,490
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	1,187,000	1,213,643
5.63%, 04/10/2034(b)	700,000	722,057
5.88%, 04/10/2054(b)	690,000	692,308
NiSource, Inc.,
5.25%, 03/30/2028	28,000	28,576
5.40%, 06/30/2033	15,000	15,321
5.35%, 04/01/2034	657,000	667,669
5.85%, 04/01/2055	819,000	809,138
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	294,000	306,030
6.13%, 10/15/2033	149,000	158,902
Sempra,
6.88%, 10/01/2054(c)	649,000	656,709
6.63%, 04/01/2055(c)	936,000	921,342
WEC Energy Group, Inc.,
5.15%, 10/01/2027	63,000	63,924
4.75%, 01/15/2028	51,000	51,431
		9,969,959
Office REITs–0.14%
Boston Properties L.P.,
3.25%, 01/30/2031	150,000	137,687
6.50%, 01/15/2034	200,000	214,172
Cousins Properties L.P.,
5.25%, 07/15/2030	3,110,000	3,161,225
5.38%, 02/15/2032	412,000	416,079
5.88%, 10/01/2034	398,000	409,721
		4,338,884
Oil & Gas Drilling–0.00%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	100,000	96,813
Oil & Gas Equipment & Services–0.00%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	89,000	85,054
Oil & Gas Exploration & Production–0.32%
ConocoPhillips Co., 5.70%, 09/15/2063	459,000	439,349
Continental Resources, Inc., 4.90%, 06/01/2044	100,000	78,555
Diamondback Energy, Inc.,
5.20%, 04/18/2027	387,000	390,891
5.15%, 01/30/2030	369,000	375,856
5.90%, 04/18/2064	163,000	150,659
EOG Resources, Inc.,
4.40%, 07/15/2028	1,709,000	1,714,517
5.35%, 01/15/2036	1,865,000	1,879,788
5.95%, 07/15/2055	1,201,000	1,213,799
EQT Corp., 6.50%, 07/01/2027(b)	100,000	102,082
Ovintiv, Inc., 7.10%, 07/15/2053	500,000	519,118
Var Energi ASA (Norway),
5.88%, 05/22/2030(b)	786,000	809,703
6.50%, 05/22/2035(b)	1,876,000	1,945,672
		9,619,989
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Oil & Gas Refining & Marketing–0.01%
Phillips 66 Co., 5.30%, 06/30/2033	$285,000	$288,213
Oil & Gas Storage & Transportation–0.89%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	97,000	101,306
Columbia Pipelines Holding Co. LLC,
6.06%, 08/15/2026(b)	97,000	98,049
5.10%, 10/01/2031(b)	470,000	472,217
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	733,000	673,802
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	426,000	408,224
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	75,000	77,718
7.38%, 03/15/2055(c)	100,000	104,357
Series NC5, 8.25%, 01/15/2084(c)	33,000	35,169
Energy Transfer L.P.,
6.05%, 12/01/2026	504,000	512,853
6.40%, 12/01/2030	56,000	60,117
5.55%, 05/15/2034	165,000	166,518
5.95%, 05/15/2054	131,000	123,908
6.05%, 09/01/2054	450,000	432,080
Enterprise Products Operating LLC,
4.30%, 06/20/2028	2,271,000	2,269,455
5.20%, 01/15/2036	2,213,000	2,217,973
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	5,351,000	5,462,684
Gulfstream Natural Gas System, L.L.C., 5.60%, 07/23/2035(b)	4,096,000	4,121,358
Kinder Morgan, Inc.,
5.15%, 06/01/2030	1,417,000	1,446,444
4.80%, 02/01/2033	36,000	35,417
5.20%, 06/01/2033	79,000	79,357
5.85%, 06/01/2035	776,000	801,741
MPLX L.P.,
5.20%, 03/01/2047	400,000	347,296
4.95%, 03/14/2052	31,000	25,617
Northwest Pipeline LLC, 4.00%, 04/01/2027	200,000	198,276
ONEOK, Inc.,
5.70%, 11/01/2054	300,000	275,788
5.85%, 11/01/2064	700,000	646,963
Plains All American Pipeline L.P., 5.95%, 06/15/2035	1,450,000	1,488,973
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027(b)	509,000	510,852
5.03%, 10/01/2029(b)	848,000	847,556
5.58%, 10/01/2034(b)	589,000	581,774
6.18%, 10/01/2054(b)	145,000	137,695
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	63,000	65,932
Western Midstream Operating L.P.,
6.15%, 04/01/2033	75,000	78,265
5.45%, 11/15/2034	373,000	365,892
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The),
5.30%, 08/15/2028	$268,000	$274,498
4.80%, 11/15/2029	643,000	648,249
5.65%, 03/15/2033	92,000	95,308
5.15%, 03/15/2034	162,000	161,425
5.80%, 11/15/2054	277,000	269,384
6.00%, 03/15/2055	340,000	339,735
		27,060,225
Other Specialized REITs–0.04%
Simon Property Group L.P., 4.75%, 09/26/2034	1,298,000	1,264,521
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	39,000	39,678
Packaged Foods & Meats–0.42%
Campbell’s Co. (The),
5.30%, 03/20/2026	154,000	154,644
5.20%, 03/21/2029	202,000	206,169
5.40%, 03/21/2034	229,000	231,395
5.25%, 10/13/2054	327,000	295,432
Hershey Co. (The), 4.25%, 05/04/2028	440,000	441,660
J.M. Smucker Co. (The), 6.20%, 11/15/2033	86,000	92,001
Mars, Inc.,
4.45%, 03/01/2027(b)	2,627,000	2,631,564
4.55%, 04/20/2028(b)	153,000	153,842
4.80%, 03/01/2030(b)	952,000	961,757
5.00%, 03/01/2032(b)	955,000	964,296
5.20%, 03/01/2035(b)	1,894,000	1,904,127
5.65%, 05/01/2045(b)	1,478,000	1,468,980
5.70%, 05/01/2055(b)	1,387,000	1,369,855
5.80%, 05/01/2065(b)	938,000	929,642
McCormick & Co., Inc., 4.70%, 10/15/2034	936,000	901,849
		12,707,213
Paper & Plastic Packaging Products & Materials–0.00%
Berry Global, Inc., 5.65%, 01/15/2034	100,000	103,416
Passenger Airlines–0.42%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	291,270	276,667
Series 2021-1, Class A, 2.88%, 07/11/2034	60,417	53,440
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	592,000	587,682
5.31%, 10/20/2031(b)	581,000	576,745
Delta Air Lines, Inc.,
4.95%, 07/10/2028	7,658,000	7,696,757
5.25%, 07/10/2030	2,645,000	2,671,712
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	11,938	11,909
4.75%, 10/20/2028(b)	147,205	147,342
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Passenger Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	$66,011	$67,325
Series 2019-2, Class AA, 2.70%, 05/01/2032	3,785	3,394
Series AA, 5.45%, 02/15/2037	664,169	674,707
		12,767,680
Passenger Ground Transportation–0.07%
Uber Technologies, Inc.,
4.30%, 01/15/2030	1,495,000	1,483,224
5.35%, 09/15/2054	714,000	667,439
		2,150,663
Personal Care Products–0.01%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/2033	120,000	118,578
Kenvue, Inc.,
5.05%, 03/22/2028	60,000	61,290
5.00%, 03/22/2030	90,000	92,245
4.90%, 03/22/2033	99,000	100,178
5.20%, 03/22/2063	47,000	42,943
		415,234
Pharmaceuticals–0.61%
AstraZeneca Finance LLC (United Kingdom),
4.80%, 02/26/2027	438,000	441,983
4.85%, 02/26/2029	240,000	244,393
4.90%, 02/26/2031	321,000	329,140
Bristol-Myers Squibb Co.,
4.90%, 02/22/2027	120,000	121,252
4.90%, 02/22/2029	122,000	124,384
5.75%, 02/01/2031	259,000	274,852
5.90%, 11/15/2033	114,000	121,905
6.25%, 11/15/2053	69,000	73,493
6.40%, 11/15/2063	89,000	95,427
Eli Lilly and Co.,
4.50%, 02/09/2027	720,000	723,789
3.38%, 03/15/2029	200,000	194,950
4.20%, 08/14/2029	220,000	220,007
4.70%, 02/09/2034	281,000	280,032
4.88%, 02/27/2053	56,000	50,699
5.00%, 02/09/2054	162,000	149,651
5.10%, 02/09/2064	215,000	197,638
5.20%, 08/14/2064	191,000	178,559
Johnson & Johnson, 4.50%, 03/01/2027	1,957,000	1,969,841
Merck & Co., Inc.,
4.90%, 05/17/2044	178,000	165,126
5.15%, 05/17/2063	66,000	60,139
Novartis Capital Corp.,
3.80%, 09/18/2029	1,030,000	1,016,876
4.00%, 09/18/2031	807,000	790,648
4.20%, 09/18/2034	1,140,000	1,094,479
4.70%, 09/18/2054	703,000	623,430
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/2033	125,000	124,299
Principal Amount		Value
Pharmaceuticals–(continued)
Takeda U.S. Financing, Inc.,
5.20%, 07/07/2035	$4,270,000	$4,255,615
5.90%, 07/07/2055	4,518,000	4,515,604
		18,438,211
Property & Casualty Insurance–0.10%
Fairfax Financial Holdings Ltd. (Canada),
6.35%, 03/22/2054	220,000	222,018
6.10%, 03/15/2055	685,000	666,079
Travelers Cos., Inc. (The),
5.05%, 07/24/2035	825,000	827,373
5.45%, 05/25/2053	38,000	36,959
5.70%, 07/24/2055	1,376,000	1,386,798
		3,139,227
Rail Transportation–0.09%
Canadian Pacific Railway Co. (Canada),
5.20%, 03/30/2035	870,000	881,108
6.13%, 09/15/2115	220,000	223,650
CSX Corp., 5.20%, 11/15/2033	400,000	411,912
TTX Co., 5.05%, 11/15/2034(b)	1,145,000	1,158,678
		2,675,348
Real Estate Development–0.02%
Piedmont Operating Partnership L.P., 6.88%, 07/15/2029	644,000	674,002
Regional Banks–0.04%
M&T Bank Corp.,
6.08%, 03/13/2032(c)	400,000	421,018
5.39%, 01/16/2036(c)	220,000	219,281
Santander Holdings USA, Inc., 6.12%, 05/31/2027(c)	110,000	111,143
Truist Financial Corp., Series P, 4.95%(c)(e)	271,000	271,144
Zions Bancorporation N.A., 6.82%, 11/19/2035(c)	300,000	313,322
		1,335,908
Reinsurance–0.05%
Berkshire Hathaway Finance Corp., 1.85%, 03/12/2030	300,000	270,738
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	567,000	581,734
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(b)	492,000	507,263
Reinsurance Group of America, Inc., 5.75%, 09/15/2034	100,000	102,637
		1,462,372
Renewable Electricity–0.01%
Idaho Power Co., 5.20%, 08/15/2034	152,000	154,582
Restaurants–0.09%
McDonald’s Corp.,
4.80%, 08/14/2028	370,000	375,442
4.60%, 05/15/2030	1,334,000	1,342,830
4.95%, 08/14/2033	217,000	220,323
4.95%, 03/03/2035	817,000	814,720
		2,753,315
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Retail REITs–0.27%
Agree L.P., 5.63%, 06/15/2034	$191,000	$195,276
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	146,000	149,940
Federal Realty OP L.P., 3.25%, 07/15/2027	500,000	489,430
Kimco Realty OP LLC,
4.85%, 03/01/2035	419,000	409,687
5.30%, 02/01/2036	4,148,000	4,157,873
Kite Realty Group L.P.,
4.95%, 12/15/2031	397,000	397,353
5.50%, 03/01/2034	59,000	60,165
NNN REIT, Inc.,
5.60%, 10/15/2033	61,000	62,990
5.50%, 06/15/2034	183,000	186,681
Realty Income Corp.,
3.65%, 01/15/2028	110,000	108,211
5.63%, 10/13/2032	29,000	30,295
5.13%, 04/15/2035	391,000	391,643
5.38%, 09/01/2054	132,000	125,832
Regency Centers L.P.,
5.00%, 07/15/2032	1,009,000	1,019,983
5.25%, 01/15/2034	227,000	230,557
5.10%, 01/15/2035	192,000	192,028
		8,207,944
Self-Storage REITs–0.38%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	1,536,000	1,538,414
5.41%, 09/12/2034	581,000	565,291
Extra Space Storage L.P.,
5.70%, 04/01/2028	32,000	32,903
5.40%, 02/01/2034	234,000	237,132
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	156,000	154,860
Prologis L.P.,
4.88%, 06/15/2028	105,000	106,676
4.75%, 01/15/2031	2,760,000	2,784,572
4.63%, 01/15/2033	58,000	57,536
4.75%, 06/15/2033	118,000	117,310
5.13%, 01/15/2034	69,000	69,788
5.00%, 03/15/2034	699,000	698,972
5.00%, 01/31/2035	574,000	572,948
5.25%, 05/15/2035	1,609,000	1,629,542
5.25%, 03/15/2054	635,000	593,605
Public Storage Operating Co.,
5.05% (SOFR + 0.70%), 04/16/2027(d)	2,142,000	2,146,552
5.35%, 08/01/2053	190,000	180,715
		11,486,816
Semiconductors–0.71%
Broadcom, Inc.,
4.15%, 02/15/2028	2,007,000	1,997,070
5.05%, 07/12/2029	623,000	636,004
5.15%, 11/15/2031	539,000	552,498
5.20%, 07/15/2035	3,445,000	3,462,610
Principal Amount		Value
Semiconductors–(continued)
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	$1,188,000	$1,239,816
5.50%, 01/25/2031(b)	1,146,000	1,170,437
6.15%, 01/25/2032(b)	1,161,000	1,215,560
5.90%, 01/25/2033(b)	499,000	513,240
5.88%, 01/25/2034(b)	995,000	1,005,654
6.25%, 01/25/2035(b)	1,013,000	1,056,318
6.10%, 01/25/2036(b)	884,000	904,429
6.20%, 01/25/2037(b)	916,000	942,556
6.40%, 01/25/2038(b)	685,000	713,260
6.30%, 01/25/2039(b)	950,000	979,114
Intel Corp.,
3.15%, 05/11/2027	250,000	244,111
3.75%, 08/05/2027	100,000	98,553
3.90%, 03/25/2030	200,000	192,540
2.00%, 08/12/2031	300,000	255,328
4.15%, 08/05/2032	100,000	94,108
5.05%, 08/05/2062	110,000	86,728
Micron Technology, Inc.,
5.30%, 01/15/2031	189,000	192,943
5.65%, 11/01/2032	1,172,000	1,212,033
6.05%, 11/01/2035	2,611,000	2,718,872
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands), 2.65%, 02/15/2032	220,000	192,010
		21,675,792
Single-Family Residential REITs–0.03%
American Homes 4 Rent L.P.,
5.50%, 07/15/2034	466,000	472,526
5.25%, 03/15/2035	377,000	374,420
		846,946
Soft Drinks & Non-alcoholic Beverages–0.75%
Coca-Cola Co. (The),
5.30%, 05/13/2054	424,000	410,900
5.40%, 05/13/2064	634,000	613,296
Keurig Dr Pepper, Inc.,
4.35%, 05/15/2028	1,218,000	1,216,292
4.60%, 05/15/2030	2,602,000	2,602,648
5.15%, 05/15/2035	782,000	778,269
PepsiCo, Inc.,
4.10%, 01/15/2029	4,931,000	4,908,440
4.60%, 02/07/2030	925,000	938,542
4.30%, 07/23/2030	2,310,000	2,300,235
4.65%, 07/23/2032	2,666,000	2,664,992
5.00%, 02/07/2035	975,000	984,762
5.00%, 07/23/2035	5,473,000	5,486,803
		22,905,179
Sovereign Debt–0.18%
Republic of Poland Government International Bond (Poland), 5.38%, 02/12/2035	5,370,000	5,487,451
Specialized Consumer Services–0.21%
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	3,896,000	3,914,904
5.63%, 04/28/2035(b)	2,425,000	2,456,898
		6,371,802
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Specialized Finance–0.02%
Blackstone Private Credit Fund,
4.95%, 09/26/2027	$513,000	$511,258
6.00%, 11/22/2034	100,000	99,407
		610,665
Specialty Chemicals–0.40%
Sherwin-Williams Co. (The),
4.30%, 08/15/2028	7,768,000	7,755,793
4.50%, 08/15/2030	3,204,000	3,193,942
5.15%, 08/15/2035	1,176,000	1,173,939
		12,123,674
Systems Software–0.18%
Oracle Corp.,
6.25%, 11/09/2032	49,000	52,762
4.90%, 02/06/2033	77,000	76,767
4.70%, 09/27/2034	1,026,000	986,218
6.90%, 11/09/2052	43,000	47,203
5.38%, 09/27/2054	1,041,000	938,464
6.00%, 08/03/2055	727,000	712,689
5.50%, 09/27/2064	1,697,000	1,517,345
6.13%, 08/03/2065	1,199,000	1,178,835
		5,510,283
Technology Distributors–0.01%
Arrow Electronics, Inc., 5.88%, 04/10/2034	150,000	154,315
Technology Hardware, Storage & Peripherals–0.14%
Dell International LLC/EMC Corp., 5.50%, 04/01/2035	3,283,000	3,320,703
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	778,000	755,010
NetApp, Inc., 5.50%, 03/17/2032	200,000	205,515
		4,281,228
Telecom Tower REITs–0.01%
Crown Castle, Inc., 5.00%, 01/11/2028	150,000	151,305
Tobacco–0.41%
Altria Group, Inc., 4.88%, 02/04/2028	288,000	290,764
B.A.T Capital Corp. (United Kingdom), 3.56%, 08/15/2027	110,000	107,987
B.A.T. Capital Corp. (United Kingdom),
5.83%, 02/20/2031	151,000	158,188
4.74%, 03/16/2032	100,000	99,066
6.00%, 02/20/2034	68,000	71,652
7.08%, 08/02/2043	253,000	278,662
7.08%, 08/02/2053	38,000	42,396
Principal Amount		Value
Tobacco–(continued)
Philip Morris International, Inc.,
4.75%, 02/12/2027	$785,000	$789,580
4.38%, 11/01/2027	965,000	965,972
5.13%, 11/17/2027	66,000	67,064
4.88%, 02/15/2028	235,000	237,981
4.13%, 04/28/2028	857,000	851,759
5.25%, 09/07/2028	217,000	222,312
4.88%, 02/13/2029	598,000	606,207
4.63%, 11/01/2029	1,142,000	1,148,652
4.38%, 04/30/2030	1,316,000	1,307,556
2.10%, 05/01/2030	200,000	179,447
5.13%, 02/13/2031	150,000	153,230
4.75%, 11/01/2031	895,000	896,337
5.38%, 02/15/2033	279,000	286,488
5.63%, 09/07/2033	350,000	364,189
5.25%, 02/13/2034	550,000	557,093
4.90%, 11/01/2034	1,453,000	1,434,732
4.88%, 04/30/2035	1,235,000	1,210,336
4.38%, 11/15/2041	100,000	86,679
		12,414,329
Trading Companies & Distributors–0.09%
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	466,000	460,269
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)	1,211,000	1,236,064
5.13%, 07/17/2034(b)	944,000	959,787
		2,656,120
Transaction & Payment Processing Services–0.04%
Fiserv, Inc.,
5.38%, 08/21/2028	288,000	295,134
5.63%, 08/21/2033	179,000	184,514
5.45%, 03/15/2034	475,000	482,415
Mastercard, Inc., 4.85%, 03/09/2033	131,000	132,906
		1,094,969
Water Utilities–0.00%
United Utilities PLC (United Kingdom), 6.88%, 08/15/2028	110,000	117,036
Wireless Telecommunication Services–0.01%
America Movil S.A.B. de C.V. (Mexico), 6.13%, 03/30/2040	220,000	229,194
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,145,878,717)		1,156,095,836
U.S. Government Sponsored Agency Mortgage-Backed Securities–31.06%
Collateralized Mortgage Obligations–0.14%
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 to 02/25/2033(g)(h)	664,758	85,563
7.50%, 11/25/2029(g)	3,499	360
7.00%, 04/25/2032(g)	399,273	56,386
6.00%, 06/25/2033 to 03/25/2036(g)(h)	463,982	69,863
5.50%, 09/25/2033 to 06/25/2035(g)(h)	815,370	109,713
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
7.00%, 07/25/2026	$64	$64
6.50%, 10/25/2028 to 10/25/2031	53,148	53,784
6.00%, 11/25/2028	26,276	26,593
7.50%, 12/25/2029	128,858	130,886
5.46% (30 Day Average SOFR + 1.11%), 07/25/2032(d)	29,168	29,464
4.86% (30 Day Average SOFR + 0.51%), 03/25/2033(d)	8,082	8,032
5.50%, 04/25/2035	555,167	569,106
4.71% (30 Day Average SOFR + 0.36%), 08/25/2035(d)	19,793	19,641
7.83% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(d)	71,230	81,979
5.40% (30 Day Average SOFR + 1.05%), 06/25/2037(d)	56,110	56,705
4.00%, 03/25/2041	39,384	37,487
IO, 3.69% (8.15% - (30 Day Average SOFR + 0.11%)), 04/25/2027(d)(g)	10,571	262
3.00%, 11/25/2027(g)	244,737	4,330
2.64% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(d)(g)	5,592	292
3.29% (7.75% - (30 Day Average SOFR + 0.11%)), 07/25/2031 to 02/25/2032(d)(g)	30,802	2,743
3.39% (7.85% - (30 Day Average SOFR + 0.11%)), 11/18/2031(d)(g)	26,407	2,112
3.44% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(d)(g)	64,315	5,407
2.79% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(d)(g)	47,050	4,399
3.49% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(d)(g)	59,357	4,375
3.64% (8.10% - (30 Day Average SOFR + 0.11%)), 02/25/2032 to 03/25/2032(d)(g)	5,304	295
1.00% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(d)(g)	76,938	1,363
2.54% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(d)(g)	212,722	17,976
3.54% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(d)(g)	153,616	15,974
3.54% (8.00% - (30 Day Average SOFR + 0.11%)), 12/18/2032(d)(g)	94,043	8,586
3.64% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(d)(g)	26,104	2,124
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
3.74% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(d)(g)	$152,880	$14,453
3.79% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(d)(g)	99,798	14,346
7.00%, 03/25/2033 to 04/25/2033(g)	308,307	31,691
3.09% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(d)(g)	114,383	12,500
2.24% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035 to 05/25/2035(d)(g)	236,861	18,591
2.29% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(d)(g)	38,091	1,886
2.14% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(d)(g)	145,377	8,695
3.50%, 08/25/2035(g)	2,470,658	253,268
1.64% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(d)(g)	137,887	11,936
2.12% (6.58% - (30 Day Average SOFR + 0.11%)), 06/25/2036(d)(g)	7,718	580
1.59% (6.05% - (30 Day Average SOFR + 0.11%)), 07/25/2038(d)(g)	66,722	2,292
4.00%, 04/25/2041 to 08/25/2047(g)	697,628	101,218
2.09% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(d)(g)	215,904	17,006
1.69% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(d)(g)	652,724	71,899
5.50%, 07/25/2046(g)	689,912	91,084
1.44% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(d)(g)	4,809,237	456,352
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.66%, 02/25/2026(h)	27,073,066	40,786
Series K735, Class X1, IO, 0.96%, 05/25/2026(h)	32,455,916	165,856
Series K093, Class X1, IO, 0.94%, 05/25/2029(h)	25,518,972	757,166
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
IO, 3.20% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(d)(g)	$48,394	$2,280
3.00%, 06/15/2027 to 12/15/2027(g)	829,203	15,383
2.50%, 05/15/2028(g)	246,338	5,275
3.25% (7.70% - (30 Day Average SOFR + 0.11%)), 03/15/2029(d)(g)	2,822	68
3.65% (8.10% - (30 Day Average SOFR + 0.11%)), 09/15/2029(d)(g)	3,066	175
3.30% (7.75% - (30 Day Average SOFR + 0.11%)), 01/15/2032(d)(g)	60,691	5,225
2.60% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(d)(g)	133,669	8,569
2.25% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(d)(g)	132,211	7,842
2.30% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(d)(g)	93,886	5,359
2.27% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(d)(g)	461,528	32,191
2.20% (6.65% - (30 Day Average SOFR + 0.11%)), 07/15/2035(d)(g)	321,006	28,679
2.55% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(d)(g)	45,696	4,608
1.55% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(d)(g)	33,022	2,724
1.62% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(d)(g)	700,500	55,526
1.80% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(d)(g)	162,741	13,762
1.65% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(d)(g)	691,004	65,117
4.00%, 03/15/2045(g)	6,554	0
6.50%, 02/15/2028 to 06/15/2032	264,451	270,105
6.00%, 04/15/2029	14,955	15,130
5.35% (30 Day Average SOFR + 1.01%), 07/15/2031(d)	22,616	22,750
7.00%, 03/15/2032	85,767	89,074
3.50%, 05/15/2032	71,704	70,048
5.45% (30 Day Average SOFR + 1.11%), 06/15/2032(d)	104,578	105,639
8.42% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(d)	22,133	24,297
4.85% (30 Day Average SOFR + 0.51%), 09/15/2035(d)	56,880	56,514
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(g)	$14,346	$546
3.00%, 12/15/2027(g)	300,510	6,601
3.15%, 12/15/2027(h)	90,193	2,303
6.50%, 02/01/2028(g)	2,301	125
7.50%, 12/15/2029(g)	10,349	1,060
6.00%, 12/15/2032(g)	33,442	3,699
PO, 0.00%, 06/01/2026(i)	644	632
		4,398,775
Federal Home Loan Mortgage Corp. (FHLMC)–1.98%
6.50%, 07/01/2028 to 04/01/2034	36,082	37,270
6.00%, 10/01/2029 to 08/01/2053	23,324,132	23,874,586
7.00%, 10/01/2031 to 10/01/2037	348,872	367,277
5.50%, 09/01/2039 to 08/01/2053	32,509,180	32,616,667
2.00%, 05/01/2051	2,416,999	1,903,980
3.00%, 08/01/2052	1,697,907	1,456,531
		60,256,311
Federal National Mortgage Association (FNMA)–1.22%
6.50%, 12/01/2029 to 11/01/2031	183,323	189,150
7.50%, 01/01/2033 to 08/01/2033	206,547	211,221
7.00%, 04/01/2033 to 04/01/2034	130,116	136,806
5.50%, 02/01/2035 to 09/01/2053	29,488,650	29,544,113
4.00%, 05/01/2052	7,559,781	7,031,875
		37,113,165
Government National Mortgage Association (GNMA)–4.39%
TBA, 6.50%, 08/20/2025(j)	150,000	154,007
2.00%, 08/01/2055(j)	1,000,000	807,554
2.50%, 08/01/2055(j)	70,645,000	59,419,572
3.00%, 08/01/2055(j)	900,000	786,540
3.50%, 08/01/2055(j)	300,000	269,614
4.00%, 08/01/2055(j)	350,000	322,381
4.50%, 08/01/2055(j)	40,037,000	38,002,883
5.00%, 08/01/2055(j)	900,000	878,543
5.50%, 08/01/2055(j)	32,097,000	32,020,401
6.00%, 08/01/2055(j)	500,000	506,855
ARM, 4.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(d)	71	71
IO, 2.10% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(d)(g)	336,274	17,701
2.20% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(d)(g)	871,705	54,847
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Government National Mortgage Association (GNMA)– (continued)
4.50%, 09/16/2047(g)	$1,932,297	$268,146
1.75% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(d)(g)	1,793,663	215,813
		133,724,928
Uniform Mortgage-Backed Securities–23.33%
TBA, 1.50%, 08/01/2040(j)	200,000	176,683
2.00%, 08/01/2040 to 08/01/2055(j)	129,985,762	101,821,395
2.50%, 08/01/2040 to 08/01/2055(j)	137,647,026	112,839,796
3.00%, 08/01/2040 to 08/01/2055(j)	151,820,238	129,980,064
5.00%, 08/01/2040 to 08/01/2055(j)	112,110,205	109,134,610
3.50%, 08/01/2055(j)	77,248,544	69,018,687
4.00%, 08/01/2055(j)	55,620,270	51,306,337
4.50%, 08/01/2055(j)	15,464,427	14,671,537
5.50%, 08/01/2055(j)	30,419,009	30,262,716
6.00%, 08/01/2055(j)	89,627,535	90,880,356
6.50%, 08/01/2055(j)	650,000	670,520
		710,762,701
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $951,780,335)		946,255,880

Asset-Backed Securities–22.33%
AGL CLO 17 Ltd., Series 2022- 17A, Class AR, 5.28% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(d)	6,576,000	6,580,255
AGL CLO 29 Ltd., Series 2024- 29A, Class A1, 5.90% (3 mo. Term SOFR + 1.57%), 04/21/2037(b)(d)	9,655,000	9,704,569
ALA Trust, Series 2025-OANA, Class B, 6.18% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(d)	6,045,000	6,089,801
Alternative Loan Trust,
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	428,747	319,925
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	204,990	110,293
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,415,000	4,231,907
Principal Amount		Value

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(k)	$228,733	$222,375
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(k)	956,848	903,770
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(k)	734,357	623,601
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(k)	1,990,825	1,709,781
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)	3,595,184	3,328,021
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	1,207,646	1,214,948
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	4,740,840	4,718,162
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	4,325,242	4,339,805
Series 2025-HB1, Class A1, 6.15% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(d)	1,375,623	1,387,390
Apidos CLO XII, Series 2013-12A, Class ARR, 5.40% (3 mo. Term SOFR + 1.08%), 04/15/2031(b)(d)	3,211,779	3,214,714
Apidos CLO XXV, Series 2016-25A, Class A1R3, 5.47% (3 mo. Term SOFR + 1.14%), 01/20/2037(b)(d)	6,073,000	6,059,688
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	6,614,000	6,526,731
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	1,463,000	1,488,385
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	5,238,000	5,363,268
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-3A, Class ARR, 5.36% (3 mo. Term SOFR + 1.03%), 10/21/2034(b)(d)	1,805,000	1,807,128
Series 2021-1A, Class AR, 5.27% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(d)	3,604,000	3,605,157
Series 2021-6A, Class A1R, 5.42% (3 mo. Term SOFR + 1.09%), 10/21/2034(b)(d)	2,180,000	2,184,329
Series 2022-1A, Class A1, 5.65% (3 mo. Term SOFR + 1.32%), 04/18/2035(b)(d)	2,354,000	2,357,604
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	147,350	126,571
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(k)	44,078	38,352
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	175,056	148,344
Bank, Series 2019-BNK16, Class XA, IO, 0.93%, 02/15/2052(h)	22,171,641	564,168
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	1,705,000	1,736,128
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(k)	$3,151,123	$2,648,144
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(k)	3,151,856	2,539,308
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(k)	2,768,809	2,460,494
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(k)	3,285,511	2,770,921
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(k)	4,008,466	3,235,793
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(d)	100,940	95,737
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(d)	277,030	263,582
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.53%, 01/15/2051(h)	22,288,425	229,303
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class A1R, 5.42% (3 mo. Term SOFR + 1.10%), 04/25/2034(b)(d)	8,600,000	8,606,201
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 5.32% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(d)	5,519,000	5,520,380
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.36%, 02/15/2057(k)	1,400,000	1,457,009
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(k)	353,048	342,889
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.37%, 06/15/2044(b)(k)	7,127,000	7,234,190
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 5.40% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(d)	2,250,000	2,247,568
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.31% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(d)	1,903,203	1,903,777
Series 2021-VOLT, Class A, 5.16% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(d)	3,952,819	3,946,465
Series 2021-VOLT, Class B, 5.41% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(d)	3,482,937	3,471,194
Series 2024-VLT5, Class A, 5.41%, 11/13/2046(b)(k)	3,530,000	3,541,787
Series 2024-VLT5, Class B, 5.80%, 11/13/2046(b)(k)	2,495,000	2,531,375
Principal Amount		Value

BX Trust,
Series 2022-LBA6, Class A, 5.34% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(d)	$3,670,000	$3,675,478
Series 2022-LBA6, Class B, 5.64% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(d)	2,265,000	2,266,690
Series 2022-LBA6, Class C, 5.94% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(d)	1,215,000	1,215,368
Series 2025-VLT6, Class A, 5.79% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(d)	3,865,000	3,868,344
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A1RR, 5.55% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(d)	2,713,591	2,714,457
Series 2015-5A, Class A1R3, 5.43% (3 mo. Term SOFR + 1.10%), 01/20/2032(b)(d)	1,759,720	1,764,206
CarMax Auto Owner Trust,
Series 2022-4, Class A4, 5.70%, 07/17/2028	7,031,000	7,123,705
Series 2024-1, Class A3, 4.92%, 10/16/2028	5,840,000	5,870,182
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 0.89%, 11/13/2050(h)	8,738,437	122,724
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 5.39% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(d)	4,045,862	4,041,210
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(k)	52,237	49,597
Series 2024-9, Class A4, 5.50%, 09/25/2055(b)(k)	4,054,335	4,052,469
Series 2024-9, Class A6, 5.50%, 09/25/2055(b)(k)	666,678	665,311
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.94%, 01/25/2036(k)	279,035	258,768
CIFC Funding Ltd., Series 2016- 1A, Class AR3, 5.33% (3 mo. Term SOFR + 1.00%), 10/21/2031(b)(d)	2,504,220	2,500,792
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(h)	23,200,786	412,041
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(d)	442,251	422,601
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(k)	3,146,355	2,538,959
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(k)	4,422,442	4,457,198
CLI Funding IX LLC, Series 2025- 1A, Class A, 5.35%, 06/20/2050(b)	1,984,482	1,992,796
Clover CLO LLC, Series 2021-3A, Class AR, 5.39% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(d)	5,674,000	5,677,977
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

COLT 2025-8 Mortgage Loan Trust, Series 2025-8, Class A1, 5.48%, 08/25/2070(b)	$3,805,000	$3,805,969
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(k)	951,549	852,176
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(k)	2,057,594	1,846,211
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)	2,070,894	1,958,494
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(k)	2,816,003	2,740,167
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(k)	395,469	356,776
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(k)	633,844	566,331
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(k)	2,452,688	2,362,865
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(k)	1,890,000	1,718,507
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(k)	2,817,895	2,809,007
Cross Mortgage Trust,
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	2,957,802	2,976,645
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(k)	3,695,670	3,701,991
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	10,613,000	9,507,690
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	565,212	256,849
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	3,230,000	3,239,737
EFMT 2025-NQM2, Series 2025- NQM2, Class A1, 5.60%, 06/25/2070(b)	7,819,876	7,828,218
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(k)	25,280	25,119
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(k)	227,216	194,263
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(k)	2,099,565	1,823,753
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)	2,768,489	2,759,996
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)	2,776,207	2,752,978
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1R, 5.41% (3 mo. Term SOFR + 1.15%), 04/22/2035(b)(d)	6,380,000	6,382,941
Empower CLO Ltd., Series 2024- 1A, Class A1, 5.92% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(d)	3,895,000	3,908,703
Principal Amount		Value

Enterprise Fleet Financing LLC,
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	$1,251,172	$1,256,319
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	970,000	985,408
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	1,133,000	1,166,611
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	2,160,000	2,169,224
Extended Stay America Trust, Series 2021-ESH, Class B, 5.84% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(d)	3,490,952	3,496,624
First Horizon Alternative Mortgage Securities Trust, Series 2005- FA8, Class 1A6, 5.12% (1 mo. Term SOFR + 0.76%), 11/25/2035(d)	330,055	130,109
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(k)	4,646,679	4,138,550
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(k)	981,177	872,980
Ford Credit Auto Owner Trust, Series 2024-A, Class A3, 5.09%, 12/15/2028	9,250,000	9,328,460
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 5.28% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(d)	3,920,000	3,914,414
FREMF Mortgage Trust, Series 2017-K62, Class B, 3.88%, 01/25/2050(b)(k)	1,040,000	1,023,791
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	4,952,710	5,017,663
GCAT 2025-NQM4 Trust, Series 2025-NQM4, Class A1A, 5.53%, 06/25/2070(b)	5,985,000	5,994,048
GCAT Trust, Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	4,550,506	4,562,957
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class A1R3, 5.30% (3 mo. Term SOFR + 0.97%), 04/20/2034(b)(d)	2,434,000	2,432,459
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class ARR, 5.40% (3 mo. Term SOFR + 1.07%), 10/20/2032(b)(d)	1,618,128	1,619,707
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 5.48% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(d)	3,323,000	3,329,164
Golub Capital Partners CLO 53(B) Ltd., Series 2021-53A, Class AR, 5.31% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(d)	9,311,000	9,313,356
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.38%, 05/12/2053	3,780,000	3,399,401
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

GS Mortgage-Backed Securities Trust,
Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(k)	$2,532,475	$2,247,674
Series 2025-HE1, Class A1, 6.09% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(d)	2,755,000	2,756,377
Series 2025-PJ4, Class A4, 6.00%, 09/25/2055(b)(k)	463,518	467,016
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.02%, 07/25/2035(k)	23,716	22,291
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	1,322,000	1,275,466
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	705,000	677,873
Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	1,243,854	1,250,011
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	1,529	1,530
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	1,876,785	1,820,226
IP Mortgage Trust, Series 2025-IP, Class A, 5.25%, 06/10/2042(b)(k)	11,643,000	11,740,831
J.P. Morgan Mortgage Trust, Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(k)	5,905,000	5,916,199
Jersey Mike’s Funding, Series 2025-1A, Class A2, 5.61%, 08/16/2055(b)	6,950,000	7,011,767
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(k)	117,235	118,874
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(k)	3,603,542	2,997,450
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(k)	1,099,739	1,089,525
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(k)	4,291,724	4,313,173
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class AS, 4.07%, 11/15/2047	6,036,000	5,835,872
Series 2015-C27, Class XA, IO, 0.72%, 02/15/2048(h)	4,347,724	43
KKR CLO 15 Ltd., Series 15, Class A1R2, 5.43% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(d)	3,483,994	3,485,653
Life Mortgage Trust, Series 2021-BMR, Class C, 5.56% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(d)	167,676	166,991
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 5.74% (3 mo. Term SOFR + 1.41%), 04/19/2033(b)(d)	9,681,011	9,719,745
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 5.61% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(d)	3,693,009	3,698,298
Principal Amount		Value

Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(k)	$1,934,423	$1,716,072
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(k)	1,944,433	1,727,617
Metronet Infrastructure Issuer LLC, 6.01%, 07/20/2055(f)	3,750,000	3,716,349
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(k)	2,294,315	2,044,080
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.16% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(d)	1,945,000	1,945,417
Series 2021-STOR, Class B, 5.36% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(d)	1,460,000	1,460,372
MILE Trust 2025-STNE, Series 2025-STNE, Class A, 5.84% (1 mo. Term SOFR + 1.50%), 07/15/2042(b)(d)	4,735,000	4,749,931
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(h)	10,393,963	172,410
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(k)	3,147,497	3,166,174
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(k)	4,657,436	4,677,434
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(k)	4,043,676	4,055,790
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	3,660,306	3,685,777
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class AR2, 5.29% (3 mo. Term SOFR + 0.96%), 10/20/2036(b)(d)	4,815,000	4,817,350
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 5.64% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(d)	3,072,483	3,077,878
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class AR, 5.47% (3 mo. Term SOFR + 1.15%), 07/25/2035(b)(d)	5,387,000	5,392,026
New Residential Mortgage Loan Trust,
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(k)	1,993,786	1,869,654
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)	1,540,033	1,540,262
Series 2025-NQM2, Class A1, 5.57%, 04/25/2065(b)	5,544,229	5,567,363
Oaktree CLO Ltd., Series 2021-2A, Class AR, 5.29% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(d)	3,920,000	3,921,858
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(k)	$3,055,167	$2,578,182
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(k)	2,557,192	2,273,954
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)	2,305,000	2,063,006
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(b)	3,797,343	3,786,369
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	3,127,639	3,104,332
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(k)	2,029,167	2,023,482
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(k)	2,223,519	1,985,883
OCP CLO Ltd., Series 2020-8RA, Class AR, 5.57% (3 mo. Term SOFR + 1.25%), 10/17/2036(b)(d)	10,099,000	10,093,961
Palmer Square Loan Funding Ltd., Series 2025-2A, Class A1, 5.23% (3 mo. Term SOFR + 0.94%), 07/15/2033(b)(d)	10,655,000	10,664,142
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 5.26% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(d)	5,390,000	5,391,353
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(k)	2,544,980	2,568,867
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)	3,974,541	4,027,351
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	2,034,290	1,905,015
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	3,062,949	3,052,085
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	5,742,607	5,973,873
Rate Mortgage Trust,
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(k)	3,654,644	3,680,341
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(k)	3,258,362	3,280,327
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(k)	3,896,717	3,898,966
RCKT Mortgage Trust,
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)	2,091,259	2,098,392
Series 2025-CES7, Class A1A, 5.38%, 07/25/2055(b)	2,315,000	2,320,904
Regatta XIII Funding Ltd., Series 2018-2A, Class A1R, 5.42% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(d)	2,402,888	2,403,729
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	36,612	28,754
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	204,122	166,806
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(k)	66,280	65,653
Principal Amount		Value

RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	$1,699,379	$1,657,898
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(k)	3,638,629	3,372,231
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(k)	1,535,063	1,392,694
Shackleton CLO Ltd., Series 2015-7RA, Class ARR, 5.42% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(d)	1,155,494	1,155,149
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 5.40% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(d)	7,532,000	7,541,392
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	2,995,125	2,930,595
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,788,700	1,633,409
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,750,233	1,483,308
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(k)	1,024,213	956,166
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(k)	90,584	86,183
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(k)	3,525,216	3,098,152
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(k)	2,614,595	2,357,632
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	3,895,562	3,970,836
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	4,275,690	4,337,788
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	4,239,960	4,325,798
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	4,272,712	4,189,088
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	3,950,150	3,897,730
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	4,049,400	3,996,601
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 5.52% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(d)	2,107,366	2,111,604
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 5.42% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(d)	4,060,623	4,062,507
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 5.22% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(d)	6,318,752	6,321,343
Symphony CLO XXII Ltd., Series 2020-22A, Class A1AR, 5.51% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(d)	3,007,895	3,008,839
Symphony CLO XXIII Ltd., Series 2020-23A, Class AR2, 5.22% (3 mo. Term SOFR + 0.90%), 01/15/2034(b)(d)	1,980,852	1,979,661
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	$2,805,000	$2,837,666
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	2,777,940	2,583,580
TierPoint Issuer LLC,
Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	6,566,000	6,618,634
Series 2025-2A, Class A2, 6.40%, 04/26/2055(b)	5,131,000	5,124,255
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	3,653,926	3,421,060
Tricon Residential Trust, Series 2025-SFR1, Class A, 5.44% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(d)	4,003,116	4,005,566
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.13%, 11/15/2050(h)	11,611,122	205,281
VDCM Commercial Mortgage Trust,
Series 2025-AZ, Class A, 5.23%, 07/13/2044(b)(k)	4,680,000	4,674,455
Series 2025-AZ, Class B, 5.48%, 07/13/2044(b)(k)	1,435,000	1,430,708
Verus Securitization Trust,
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(k)	530,494	472,046
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)	2,920,130	2,626,835
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(k)	471,268	455,008
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)	2,023,258	1,883,386
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)	2,359,485	2,250,997
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)	991,141	988,060
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)	1,316,525	1,315,205
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(k)	2,504,146	2,487,294
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	353,035	338,038
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.49%, 10/25/2033(k)	132,203	127,406
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(k)	229,382	216,324
Series 2005-AR16, Class 1A1, 4.68%, 12/25/2035(k)	211,152	194,270
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.83%, 12/15/2050(h)	16,044,567	259,490
WEST Trust 2025-ROSE, Series 2025-ROSE, Class A, 5.28%, 04/10/2035(b)(k)	14,000,000	14,205,358
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	7,253,000	7,328,887
Principal Amount		Value

WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	$315,290	$307,135
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	5,620,800	5,240,474
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	2,564,100	2,606,409
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	6,672,000	6,822,662
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	3,920,000	4,011,839
Total Asset-Backed Securities (Cost $695,758,443)		680,226,149
U.S. Treasury Securities–17.37%
U.S. Treasury Bills–0.01%
4.10% - 4.12%, 05/14/2026(l)	472,000	457,004
U.S. Treasury Bonds–5.27%
5.25%, 11/15/2028	7,000,000	7,288,477
5.25%, 02/15/2029	1,000,000	1,047,187
5.00%, 05/15/2045	41,096,500	41,706,526
2.88%, 11/15/2046	4,000,000	2,912,656
2.00%, 08/15/2051	1,400,000	795,539
4.63%, 02/15/2055	111,378,800	106,732,216
		160,482,601
U.S. Treasury Notes–12.09%
4.63%, 11/15/2026	2,600,000	2,617,113
2.25%, 02/15/2027	15,000,000	14,606,543
3.75%, 06/30/2027	189,246,200	188,551,311
4.38%, 07/15/2027	7,500,000	7,559,766
3.88%, 10/15/2027	3,000,000	2,997,363
3.88%, 07/15/2028	17,189,500	17,184,800
4.13%, 10/31/2029	1,500,000	1,511,397
3.88%, 06/30/2030	77,128,900	76,863,769
0.63%, 08/15/2030	5,000,000	4,244,434
4.13%, 11/30/2031	1,500,000	1,502,900
4.00%, 04/30/2032	1,800,000	1,787,168
4.00%, 06/30/2032	3,994,800	3,962,966
3.88%, 08/15/2033	1,500,000	1,464,287
4.38%, 05/15/2034	1,000,000	1,006,270
4.25%, 05/15/2035	42,827,800	42,456,402
		368,316,489
Total U.S. Treasury Securities (Cost $528,830,111)		529,256,094
Shares
Preferred Stocks–0.37%
Diversified Financial Services–0.19%
Apollo Global Management, Inc., 7.63%, Pfd.(c)	215,375	5,735,436
Regional Banks–0.18%
M&T Bank Corp., 7.50%, Series J, Pfd.	198,205	5,357,481
Total Preferred Stocks (Cost $10,339,500)		11,092,917
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Agency Credit Risk Transfer Notes–0.08%
Fannie Mae Connecticut Avenue Securities,
Series 2023-R02, Class 1M1, 6.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(d)	$913,102	$934,397
Series 2025-R04, Class 1A1, 5.35% (30 Day Average SOFR + 1.00%), 05/25/2045(b)(d)	458,267	458,517
Freddie Mac,
Series 2022-DNA6, Class M1, STACR®, 6.50% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(d)	310,340	312,811
Series 2023-DNA1, Class M1, STACR®, 6.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(d)	688,933	700,235
Total Agency Credit Risk Transfer Notes (Cost $2,370,642)		2,405,960
Shares		Value
Exchange-Traded Funds–0.00%
Invesco Core Fixed Income ETF (Cost $112,440)(m)	4,500	$112,530
Money Market Funds–18.23%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(m)(n)	195,145,617	195,145,617
Invesco Treasury Portfolio, Institutional Class, 4.23%(m)(n)	360,322,255	360,322,255
Total Money Market Funds (Cost $555,467,872)		555,467,872
TOTAL INVESTMENTS IN SECURITIES–127.39% (Cost $3,890,538,060)		3,880,913,238
OTHER ASSETS LESS LIABILITIES—(27.39)%		(834,347,925)
NET ASSETS–100.00%		$3,046,565,313
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $959,028,306, which represented 31.48% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2025.
(e)	Perpetual bond with no specified maturity date.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(h)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31,
2025.

(i)	Zero coupon bond issued at a discount.
(j)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(k)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2025.

(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Invesco Core Fixed Income ETF	$-	$112,440	$-	$90	$-	$112,530	$-
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$202,470,270	$378,546,777	$(385,871,430)	$-	$-	$195,145,617	$7,206,925
Invesco Treasury Portfolio, Institutional Class	373,925,183	703,015,442	(716,618,370)	-	-	360,322,255	13,219,601
Total	$576,395,453	$1,081,674,659	$(1,102,489,800)	$90	$-	$555,580,402	$20,426,526

(n)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	1,514	September-2025	$313,374,345	$(565,179)	$(565,179)
U.S. Treasury 5 Year Notes	276	September-2025	29,855,438	(67,327)	(67,327)
U.S. Treasury 10 Year Notes	1,035	September-2025	114,949,688	581,258	581,258
U.S. Treasury Long Bonds	1,550	September-2025	176,990,625	3,178,787	3,178,787
U.S. Treasury Ultra Bonds	60	September-2025	7,038,750	(139,407)	(139,407)
Subtotal—Long Futures Contracts				2,988,132	2,988,132
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	2,222	September-2025	(251,259,594)	(2,895,736)	(2,895,736)
Total Futures Contracts				$92,396	$92,396

(a)	Futures contracts collateralized by $7,197,743 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,147,785,527	$8,310,309	$1,156,095,836
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	946,255,880	—	946,255,880
Asset-Backed Securities	—	676,509,800	3,716,349	680,226,149
U.S. Treasury Securities	—	529,256,094	—	529,256,094
Preferred Stocks	11,092,917	—	—	11,092,917
Agency Credit Risk Transfer Notes	—	2,405,960	—	2,405,960
Exchange-Traded Funds	112,530	—	—	112,530
Money Market Funds	555,467,872	—	—	555,467,872
Total Investments in Securities	566,673,319	3,302,213,261	12,026,658	3,880,913,238
Other Investments - Assets*
Futures Contracts	3,760,045	—	—	3,760,045
Other Investments - Liabilities*
Futures Contracts	(3,667,649)	—	—	(3,667,649)
Total Other Investments	92,396	—	—	92,396
Total Investments	$566,765,715	$3,302,213,261	$12,026,658	$3,881,005,634

*	Unrealized appreciation (depreciation).
Invesco Core Bond Fund